UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	11-30-2009

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

California Tax-Free Money Market Fund

November 30, 2009

California Tax-Free Money Market – Schedule of Investments

NOVEMBER 30, 2009 (UNAUDITED)
Principal Amount	Value

MUNICIPAL SECURITIES — 99.5%
CALIFORNIA — 99.5%
ABAG Finance Auth. for Nonprofit Corps. Multifamily Housing Rev., Series 2002 A, (The Arbors Apartments), VRDN, 0.25%, 12/2/09 (FNMA) (LIQ FAC: FNMA)	$ 2,000,000	$ 2,000,000
ABAG Finance Auth. for Nonprofit Corps. Rev., (899 Charleston LLC), VRDN, 0.22%, 12/1/09 (LOC: LaSalle Bank N.A.)	500,000	500,000
ABAG Finance Auth. for Nonprofit Corps. Rev., (Katherine Delmar Burke School), VRDN, 0.40%, 12/3/09 (LOC: Allied Irish Bank plc)	5,050,000	5,050,000
ABAG Finance Auth. for Nonprofit Corps. Rev., Series 2005 A, (San Francisco University), VRDN, 0.40%, 12/3/09 (LOC: Allied Irish Bank plc)	1,150,000	1,150,000
ABAG Finance Auth. for Nonprofit Corps. Rev., Series 2006 A, (La Jolla Country Day School), VRDN, 0.40%, 12/3/09 (LOC: Allied Irish Bank plc)	1,090,000	1,090,000
Alameda-Contra Costa Schools Financing Auth. COP, Series 2003 L, (Capital Improvement Financing), VRDN, 0.26%, 12/3/09 (LOC: Scotia Bank)	1,845,000	1,845,000
Anaheim Union High School District COP, (School Facility Bridge Funding), VRDN, 0.40%, 12/3/09 (FSA) (SBBPA: Wachovia Bank N.A.)	3,060,000	3,060,000
Apple Valley COP, (Public Facilities Financing), VRDN, 0.32%, 12/3/09 (LOC: Union Bank of California N.A. and California State Teacher's Retirement)	3,445,000	3,445,000
Austin Trust Various States GO, Series 2008-1154, VRDN, 0.30%, 12/7/09 (FSA) (LIQ FAC: Bank of America N.A.)(1)	5,315,000	5,315,000
Austin Trust Various States GO, Series 2008-3016X, VRDN, 0.30%, 12/7/09 (FSA) (LIQ FAC: Bank of America N.A.)(1)	7,180,000	7,180,000
Austin Trust Various States GO, Series 2008-3019X, VRDN, 0.30%, 12/7/09 (FSA) (LIQ FAC: Bank of America N.A.)(1)	6,500,000	6,500,000
Austin Trust Various States GO, Series 2008-3020X, VRDN, 0.30%, 12/7/09 (FSA) (LIQ FAC: Bank of America N.A.)(1)	5,750,000	5,750,000
Austin Trust Various States GO, Series 2008-3044X, VRDN, 0.30%, 12/7/09 (FSA) (LIQ FAC: Bank of America N.A.)(1)	6,665,000	6,665,000
Austin Trust Various States GO, Series 2008-3318, VRDN, 0.32%, 12/7/09 (AGC-ICC) (LIQ FAC: Bank of America N.A.)(1)	1,500,000	1,500,000
Barstow Multifamily Housing Rev., (Desert Vista Apartments), VRDN, 0.23%, 12/2/09	2,400,000	2,400,000
Butte County Housing Auth. Multi-Family Rev., (Pine Tree Apartments), VRDN, 0.36%, 12/2/09 (LOC: Wells Fargo Bank N.A.)	277,000	277,000
California Enterprise Development Auth. Rev., (Community Hospice, Inc.), VRDN, 0.32%, 12/3/09 (LOC: Bank of Stockton and FHLB)	4,755,000	4,755,000
California Enterprise Development Auth. Rev., (Humane Society Silicon Valley), VRDN, 0.32%, 12/3/09 (LOC: First Republic Bank and U.S. Bank N.A.)	8,000,000	8,000,000
California GO, Series 2006-1255, (PUTTERs), VRDN, 0.30%, 12/3/09 (BHAC-CR/Ambac) (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	2,750,000	2,750,000
California GO, Series 2007-1932, (PUTTERs), VRDN, 0.57%, 12/3/09 (FSA) (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	4,995,000	4,995,000
California Infrastructure & Economic Development Bank Rev., (Bay Area Toll Bridges), VRDN, 0.32%, 12/3/09 (LOC: Bank of the West)	2,830,000	2,830,000
California Infrastructure & Economic Development Bank Rev., (Country Schools), VRDN, 0.32%, 12/3/09 (LOC: First Republic Bank and Bank of New York)	3,000,000	3,000,000
California Municipal Finance Auth. Rev., (Saint Andrew's Parish), VRDN, 0.40%, 12/3/09 (LOC: Allied Irish Bank plc)	1,300,000	1,300,000
California Municipal Finance Auth. Rev., Series 2008 A, (Central Coast YMCA), VRDN, 0.22%, 12/3/09 (LOC: Pacific Capital Bank N.A. and FHLB)	2,750,000	2,750,000
California School Cash Reserve Program Auth. Rev., Series 2009-10A, 2.50%, 7/1/10	10,000,000	10,109,651

California Tax-Free Money Market – Schedule of Investments

NOVEMBER 30, 2009 (UNAUDITED)
Principal Amount	Value

California State Department of Water Resources Power Supply Rev., Series 2002 A, 5.50%, 5/1/10	$ 2,095,000	$ 2,134,138
California State Department of Water Resources Power Supply Rev., Series 2002 B2, VRDN, 0.22%, 12/1/09 (LOC: BNP Paribas)	2,000,000	2,000,000
California State Department of Water Resources Power Supply Rev., Series 2002 B4, VRDN, 0.19%, 12/1/09 (LOC: Bayerische Landesbank)	3,600,000	3,600,000
California State Department of Water Resources Power Supply Rev., Series 2005 G3, VRDN, 0.30%, 12/3/09 (FSA) (SBBPA: JPMorgan Chase Bank N.A.)	5,700,000	5,700,000
California Statewide Communities Development Auth. Multifamily Housing Rev., Series 2008-2680, (PUTTERs), VRDN, 0.37%, 12/3/09 (LOC: JPMorgan Chase Bank N.A.)(1)	7,500,000	7,500,000
California Statewide Communities Development Auth. Rev., (Archer School for Girls, Inc.), VRDN, 0.40%, 12/3/09 (LOC: Allied Irish Bank plc)	1,000,000	1,000,000
California Statewide Communities Development Auth. Rev., Series 2000 A, (Jewish Federation), VRDN, 0.40%, 12/3/09 (LOC: Allied Irish Bank plc)	3,230,000	3,230,000
California Statewide Communities Development Auth. Rev., Series 2005 A, (Hanuman Fellowship), VRDN, 0.24%, 12/2/09 (LOC: Bank of America N.A.)	1,750,000	1,750,000
Chico Multifamily Mortgage Rev., (Webb Homes), VRDN, 0.48%, 12/1/09 (LOC: Wells Fargo Bank N.A.)	295,000	295,000
Chula Vista Industrial Development Rev., Series 2006 A, (San Diego Gas), VRDN, 0.30%, 12/2/09	2,000,000	2,000,000
Diamond Bar Public Financing Auth. Lease Rev., Series 2002 A, (Community/Senior Center), VRDN, 0.30%, 12/2/09 (LOC: Union Bank of California N.A.)	7,400,000	7,400,000
East Bay Municipal Utility District Rev., Series 2009 A1, VRN, 0.27%, 12/3/09	5,000,000	5,000,000
East Bay Municipal Utility District Rev., Series 2009 A2, VRN, 0.27%, 12/3/09	29,540,000	29,540,000
Eastern Municipal Water District Water & Sewer COP, Series 2008 E, VRDN, 0.25%, 12/7/09 (LIQ FAC: Lloyds TSB Bank plc)	4,900,000	4,900,000
El Monte COP, Series 2003 A, (Community Improvement), VRDN, 0.32%, 12/3/09 (LOC: Union Bank of California N.A. and California State Teacher's Retirement)	4,935,000	4,935,000
Hanford Sewer System Rev., Series 1996 A, VRDN, 0.47%, 12/3/09 (LOC: Union Bank of California N.A.)	1,200,000	1,200,000
Irvine Improvement Bond Act of 1915 District No. 03-19 Special Assessment Rev., Series 2004 A, VRDN, 0.20%, 12/1/09 (LOC: Bank of New York and California State Teacher's Retirement)	2,459,000	2,459,000
Irvine Improvement Bond Act of 1915 District No. 94-15 Special Assessment Rev., VRDN, 0.20%, 12/1/09 (LOC: State Street Bank & Trust Co.)	1,100,000	1,100,000
JP Morgan Chase Trust Rev., Series 2009-3361, (PUTTERs/DRIVERs), VRDN, 0.30%, 12/3/09 (NATL) (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	2,570,000	2,570,000
JP Morgan Chase Trust Rev., Series 2009-3416, (PUTTERs/DRIVERs), VRDN, 0.30%, 12/3/09 (NATL/FGIC) (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	2,200,000	2,200,000
Long Beach Health Facilities Rev., (Memorial Health Services), VRDN, 0.30%, 12/2/09	18,200,000	18,200,000
Los Angeles COP, Series 2005 A, (Loyola High School), VRDN, 0.40%, 12/3/09 (LOC: Allied Irish Bank plc)	1,375,000	1,375,000
Los Angeles COP, Series 2006 A, (Notre Dame High School), VRDN, 0.40%, 12/3/09 (LOC: Allied Irish Bank plc)	1,710,000	1,710,000
Los Angeles County Tax & Rev. Anticipation Notes GO, 2.50%, 4/28/10	9,800,000	9,881,141
Los Angeles County Tax & Rev. Anticipation Notes GO, Series 2009 A, 2.50%, 6/30/10	15,500,000	15,652,662
Los Angeles Unified School District GO, Series 2008-2748, (PUTTERs), VRDN, 0.30%, 12/3/09 (FSA) (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	4,995,000	4,995,000
Los Angeles Unified School District Tax & Rev. Anticipation Notes GO, 2.00%, 8/12/10	10,000,000	10,095,390
Metropolitan Water District Southern California Rev., Series 2009 A1, VRN, 0.32%, 12/3/09	15,000,000	15,000,000

California Tax-Free Money Market – Schedule of Investments

NOVEMBER 30, 2009 (UNAUDITED)
Principal Amount	Value

Metropolitan Water District Southern California Rev., Series 2009 A2, VRN, 0.32%, 12/3/09	$16,000,000	$ 16,000,000
Moreno Valley COP, (1997 City Hall Refinancing), VRDN, 0.32%, 12/3/09 (LOC: Union Bank of California N.A. and California State Teacher's Retirement)	4,875,000	4,875,000
Novato Multifamily Housing Rev., (Nova-Ro III Senior Housing), VRDN, 0.26%, 12/3/09 (LOC: Bank of the West)	2,885,000	2,885,000
Orange County Housing Multifamily Apartments Development Auth. Rev., Series 1985 CC, (Lantern Pines), VRDN, 0.26%, 12/2/09 (FNMA) (LIQ FAC: FNMA)	1,450,000	1,450,000
Orange County Sanitation District COP, Series 2008 C, 2.50%, 12/10/09	5,000,000	5,001,855
Paramount Unified School District COP, (School Facility Bridge Funding Program), VRDN, 0.40%, 12/3/09 (FSA) (SBBPA: Wachovia Bank N.A.)	3,200,000	3,200,000
RBC Municipal Products Inc. Trust Tax Allocation Rev., Series 2008 E5, VRDN, 0.27%, 12/3/09 (LOC: Royal Bank of Canada) (LIQ FAC: Royal Bank of Canada)(1)	28,180,000	28,180,000
Reedley COP, VRDN, 0.25%, 12/3/09 (LOC: U.S. Bank N.A.)	10,650,000	10,650,000
Riverside County Industrial Development Authority Empowerment Zone Facility Rev., (Guy Evans Inc.), VRDN, 0.25%, 12/3/09 (LOC: California Bank & Trust and FHLB)	5,660,000	5,660,000
San Bernardino County Multifamily Housing Auth. Rev., Series 1993 A, (Rialto Heritage), VRDN, 0.24%, 12/3/09 (LOC: California Federal Bank and FHLB)	4,330,000	4,330,000
San Diego Unified School District Tax & Rev. Anticipation Notes GO, 2.00%, 7/8/10	6,500,000	6,557,409
San Francisco City & County Redevelopment Agency Community Facilities District No. 4 Rev., (Mission Bay North Public Improvements), VRDN, 0.26%, 12/3/09 (LOC: Bank of America N.A.)	1,400,000	1,400,000
Santa Rosa Wastewater Rev., Series 2004 A, VRDN, 0.60%, 12/3/09 (LOC: Landesbank Baden-Wurttemberg)	19,400,000	19,400,000
Southern California Public Power Auth. Rev., (Southern Transmission), VRDN, 0.25%, 12/2/09 (Ambac) (LOC: Lloyds TSB Bank plc)	3,300,000	3,300,000
Sweetwater Union High School District GO, Series 2008-2684, (PUTTERs), VRDN, 0.57%, 12/3/09 (FSA) (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,500,000	3,500,000
Three Valleys Municipal Water District COP, (Miramar Water Treatment, Water Transmission and Hydroelectric Generating Facilities), VRDN, 0.25%, 12/2/09 (LOC: Wells Fargo Bank N.A.)	5,000,000	5,000,000
Vallejo Water Rev., Series 2005 A, VRDN, 0.45%, 12/2/09 (LOC: JPMorgan Chase Bank N.A.)	4,500,000	4,500,000
West Hills Community College District COP, VRDN, 0.30%, 12/2/09 (LOC: Union Bank of California N.A.)	9,000,000	9,000,000
TOTAL INVESTMENT SECURITIES — 99.5%		396,528,246
OTHER ASSETS AND LIABILITIES — 0.5%		1,963,632
TOTAL NET ASSETS — 100.0%		$398,491,878

California Tax-Free Money Market – Schedule of Investments

NOVEMBER 30, 2009 (UNAUDITED)

Notes to Schedule of Investments
ABAG	-	Association of Bay Area Governments
AGC-ICC	-	Assured Guaranty Corporation Insured Custody Certificates
Ambac	-	Ambac Assurance Corporation
BHAC-CR	-	Berkshire Hathaway Assurance Corporation - Custodial Receipts
COP	-	Certificates of Participation
DRIVERs	-	Derivative Inverse Tax-Exempt Receipts
FHLB	-	Federal Home Loan Bank
FGIC	-	Financial Guaranty Insurance Company
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance, Inc.
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
PUTTERs	-	Puttable Tax-Exempt Receipts
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $89,600,000, which represented 22.5% of total net assets. None of the restricted securities are considered to be illiquid.

California Tax-Free Money Market – Schedule of Investments

NOVEMBER 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities are valued at amortized cost, which approximates current market value. If an event occurs after the value of a security was established but before net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of November 30, 2009, the valuation inputs used to determine the fair value of the fund’s municipal securities were classified as Level 2.

3. Federal Tax Information

As of November 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$396,528,246

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

California Tax-Free Bond Fund

November 30, 2009

California Tax-Free Bond – Schedule of Investments

NOVEMBER 30, 2009 (UNAUDITED)
Principal Amount	Value

MUNICIPAL SECURITIES — 100.1%
CALIFORNIA — 95.2%
ABAG Finance Auth. for Nonprofit Corps. Rev., (Oshman Family Jewish Community), VRDN, 0.20%, 12/1/09 (LOC: LaSalle Bank N.A.)	$ 1,250,000	$ 1,250,000
Banning Utility Auth. Rev., (Refunding and Improvement Projects), 5.25%, 11/1/35 (NATL/FGIC)(1)	750,000	738,480
Bay Area Toll Auth. Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/34(1)	5,000,000	5,036,950
Bay Area Toll Auth. Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.25%, 4/1/27(1)	6,250,000	6,767,250
California Department of Water Resources Power Supply Rev., Series 2002 A, 5.375%, 5/1/12, Prerefunded at 101% of Par (XLCA)(1)(2)	7,000,000	7,849,240
California Department of Water Resources Power Supply Rev., Series 2002 A, 5.50%, 5/1/12(1)	3,750,000	4,126,163
California Department of Water Resources Power Supply Rev., Series 2005 F5, 5.00%, 5/1/22(1)	1,800,000	1,928,862
California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16(1)	2,450,000	2,784,670
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/21(1)	5,000,000	5,392,850
California Department of Water Resources Rev., (Central Valley), 5.50%, 12/1/11, Prerefunded at 100% of Par(1)(2)	15,000	16,475
California Department of Water Resources Rev., (Central Valley), 5.50%, 12/1/17(1)	1,235,000	1,337,826
California Department of Water Resources Rev., Series 2009 AF, (Central Valley), 5.00%, 12/1/22(1)	2,000,000	2,206,240
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14(1)(2)	1,130,000	1,331,671
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14(1)	3,870,000	4,355,143
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14 (NATL/FGIC)(1)	5,000,000	5,626,800
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/18(1)	2,000,000	2,142,560
California Educational Facilities Auth. Rev., (Golden Gate University), 5.50%, 10/1/18(1)	4,000,000	3,872,000
California Educational Facilities Auth. Rev., (Santa Clara University), 5.00%, 4/1/18	500,000	566,470
California Educational Facilities Auth. Rev., (Santa Clara University), 5.00%, 4/1/19	700,000	782,726
California Educational Facilities Auth. Rev., (Santa Clara University), 5.25%, 4/1/23	2,000,000	2,188,980
California Educational Facilities Auth. Rev., (Scripps College), 5.25%, 8/1/11, Prerefunded at 100% of Par(1)(2)	985,000	1,062,874
California Educational Facilities Auth. Rev., Series 2000 B, (Pooled College & University), 6.625%, 6/1/10, Prerefunded at 101% of Par(1)(2)	1,605,000	1,670,179
California Educational Facilities Auth. Rev., Series 2004 C, (Lutheran University), 5.00%, 10/1/24(1)	2,500,000	2,433,450
California Educational Facilities Auth. Rev., Series 2008 A, (Chapman University), VRDN, 0.20%, 12/1/09 (LOC: Bank of America N.A.)	1,350,000	1,350,000
California Educational Facilities Auth. Rev., Series 2008 T4, (Stanford University), 5.00%, 3/15/14(1)	5,000,000	5,806,500
California Educational Facilities Auth. Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24(1)	2,100,000	2,370,312
California Educational Facilities Auth. Rev., Series 2009 A, (University of Southern California), 5.00%, 10/1/39(1)	2,952,000	3,033,534
California GO, 5.25%, 10/1/10, Prerefunded at 100% of Par (FGIC-TCRS)(1)(2)	7,650,000	7,963,650
California GO, 5.50%, 3/1/11 (XLCA-ICR)(1)	1,000,000	1,054,890
California GO, 5.50%, 4/1/12 (NATL)(1)	5,000,000	5,451,300

California Tax-Free Bond – Schedule of Investments

NOVEMBER 30, 2009 (UNAUDITED)
Principal Amount	Value

California GO, 5.00%, 2/1/14, Prerefunded at 100% of Par(1)(2)	$ 4,000,000	$ 4,629,200
California GO, 5.125%, 2/1/14, Prerefunded at 100% of Par(1)(2)	5,000,000	5,811,900
California GO, 5.00%, 11/1/16 (Ambac)(1)	1,575,000	1,712,970
California GO, 5.00%, 8/1/18(1)	2,260,000	2,374,220
California GO, 5.25%, 2/1/20(1)	5,000,000	5,173,600
California GO, 5.00%, 3/1/20(1)	1,690,000	1,740,193
California GO, 5.00%, 8/1/20(1)	5,000,000	5,121,550
California GO, 5.25%, 10/1/20(1)	5,000,000	5,250,450
California GO, 5.00%, 3/1/22(1)	5,000,000	5,074,700
California GO, 5.50%, 4/1/24	4,000,000	4,179,320
California GO, 5.00%, 8/1/24(1)	1,260,000	1,268,820
California GO, 5.75%, 4/1/28(1)	5,000,000	5,189,700
California GO, 5.25%, 10/1/29(1)	5,000,000	4,926,950
California GO, 5.75%, 4/1/31(1)	7,710,000	7,865,511
California GO, 6.50%, 4/1/33(1)	5,000,000	5,379,700
California GO, 5.00%, 4/1/38(1)	4,450,000	3,929,261
California GO, 6.00%, 4/1/38(1)	3,000,000	3,062,010
California Health Facilities Financing Auth. Rev., (Children's Hospital), 6.25%, 11/1/29(1)	5,000,000	5,263,950
California Health Facilities Financing Auth. Rev., (NCROC Paradise Valley), 5.70%, 12/1/24 (Ambac/California Mortgage Insurance)(1)	1,985,000	2,121,826
California Health Facilities Financing Auth. Rev., Series 1998 A, (Kaiser Permanente), 5.25%, 6/1/11 (FSA)(1)(2)	2,000,000	2,027,860
California Health Facilities Financing Auth. Rev., Series 1998 B, (Adventist Health System West), VRDN, 0.20%, 12/1/09 (LOC: Bank of America N.A.)(1)	1,400,000	1,400,000
California Health Facilities Financing Auth. Rev., Series 2008 A, (Scripps Health), 5.00%, 10/1/17(1)	1,400,000	1,482,684
California Health Facilities Financing Auth. Rev., Series 2008 A, (Sutter Health), 5.50%, 8/15/17(1)	1,000,000	1,080,680
California Health Facilities Financing Auth. Rev., Series 2008 A, (Sutter Health), 5.25%, 8/15/22(1)	3,335,000	3,471,868
California Health Facilities Financing Auth. Rev., Series 2008 A, (Sutter Health), 5.00%, 8/15/38(1)	2,520,000	2,325,330
California Health Facilities Financing Auth. Rev., Series 2008 A3, (Stanford Hospital), VRDN, 3.45%, 6/15/11(1)	1,000,000	1,030,270
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 5.00%, 10/1/14(1)	500,000	551,315
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.25%, 10/1/24(1)	3,250,000	3,683,485
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/38(1)	2,125,000	2,363,085
California Health Facilities Financing Auth. Rev., Series 2008 H, (Catholic Healthcare West), 5.125%, 7/1/22(1)	1,000,000	1,040,240
California Health Facilities Financing Auth. Rev., Series 2009 A, (Catholic Healthcare West), 5.00%, 7/1/18(1)	4,980,000	5,130,496
California Health Facilities Financing Auth. Rev., Series 2009 A, (Catholic Healthcare West), 5.40%, 7/1/21(1)	2,500,000	2,608,200
California Health Facilities Financing Auth. Rev., Series 2009 A, (Saint Joseph Health System), 5.50%, 7/1/29(1)	3,750,000	3,897,037
California Health Facilities Financing Auth. Rev., Series 2009 A, (Saint Joseph Health System), 5.75%, 7/1/39(1)	3,000,000	3,098,010
California Infrastructure & Economic Development Bank Rev., (India Community Center), VRDN, 0.20%, 12/1/09 (LOC: Bank of America N.A.)	2,430,000	2,430,000
California Infrastructure & Economic Development Bank Rev., Series 2000 A, (Scripps Research Institute), 5.625%, 7/1/20(1)	1,000,000	1,007,860

California Tax-Free Bond – Schedule of Investments

NOVEMBER 30, 2009 (UNAUDITED)
Principal Amount	Value

California Infrastructure & Economic Development Bank Rev., Series 2003 A, (Bay Area Toll Bridges Seismic Retrofit 1st Lien), 5.125%, 7/1/26, Prerefunded at 100% of Par (Ambac)(1)(2)	$ 5,000,000	$ 5,998,100
California Infrastructure & Economic Development Bank Rev., Series 2006 A, (California Science Center Phase II), 4.25%, 5/1/13 (NATL/FGIC)(1)	1,075,000	1,137,135
California Infrastructure & Economic Development Bank Rev., Series 2008 A, (California Independent System Operator Corp.), 5.00%, 2/1/13(1)	2,500,000	2,703,350
California Mobilehome Park Financing Auth. Rev., Series 2000 A, (Union City Tropics), 5.375%, 8/15/10, Prerefunded at 102% of Par (ACA)(1)(2)	1,075,000	1,134,985
California Mobilehome Park Financing Auth. Rev., Series 2006 A, (Union City Tropics), 3.80%, 12/15/11(1)	1,090,000	1,093,924
California Municipal Finance Auth. Rev., (Loma Linda University), 5.00%, 4/1/23(1)	1,145,000	1,169,595
California Municipal Finance Auth. Rev., (Loma Linda University), 5.00%, 4/1/28(1)	2,000,000	1,990,360
California Pollution Control Financing Auth. Rev., Series 1996 C, (Pacific Gas and Electric), VRDN, 0.20%, 12/1/09 (LOC: JPMorgan Chase Bank N.A.)(1)	1,300,000	1,300,000
California Pollution Control Financing Auth. Rev., Series 2009 A, (Musco Family Olive), VRDN, 0.24%, 12/7/09 (LOC: Bank of the West)	3,200,000	3,200,000
California Public Works Board Lease Rev., Series 2005 A, (Department General Services - Butterfield), 5.00%, 6/1/15(1)	1,450,000	1,548,281
California Public Works Board Lease Rev., Series 2006 A, (Various California State University Projects), 5.00%, 10/1/11(1)	2,165,000	2,283,837
California Public Works Board Lease Rev., Series 2009 A, (Department General Services - Buildings 8 & 9), 6.25%, 4/1/34(1)	2,435,000	2,498,773
California Public Works Board Lease Rev., Series 2009 B, (Department of Education - Riverside Campus), 6.00%, 4/1/27(1)	2,130,000	2,187,979
California State Department of Water Resources Power Supply Rev., Series 2002 B4, VRDN, 0.19%, 12/1/09 (LOC: Bayerische Landesbank)(1)	2,400,000	2,400,000
California State Department of Water Resources Power Supply Rev., Series 2005 F2, VRDN, 0.20%, 12/1/09 (LOC: JPMorgan Chase Bank N.A. and Societe Generale)(1)	1,100,000	1,100,000
California State University Fresno Association, Inc. Rev., (Auxiliary Organization Event Center), 5.00%, 7/1/12(1)(2)	1,000,000	1,101,990
California State University Fresno Association, Inc. Rev., (Auxiliary Organization Event Center), 5.25%, 7/1/12, Prerefunded at 101% of Par(1)(2)	3,100,000	3,466,141
California State University Fresno Association, Inc. Rev., (Auxiliary Organization Event Center), 6.00%, 7/1/12, Prerefunded at 101% of Par(1)(2)	1,500,000	1,705,815
California State University System Rev., Series 2002 A, 5.375%, 11/1/18 (Ambac)(1)	1,250,000	1,363,125
California Statewide Communities Development Auth. Rev., (John Muir Health), 5.00%, 7/1/20(1)	2,225,000	2,258,775
California Statewide Communities Development Auth. Rev., (Proposition 1A Receivables), 5.00%, 6/15/13(1)	2,700,000	2,849,796
California Statewide Communities Development Auth. Rev., Series 2002 B, 5.20%, 10/1/18 (FSA)(1)	1,695,000	1,830,125
California Statewide Communities Development Auth. Rev., Series 2002 C, (Kaiser Permanente), VRDN, 3.85%, 6/1/12(1)	1,100,000	1,149,324
California Statewide Communities Development Auth. Rev., Series 2007 A, (California Baptist University), 5.30%, 11/1/18	2,140,000	1,939,782
California Statewide Communities Development Auth. Rev., Series 2007 A, (California Baptist University), 5.40%, 11/1/27	2,500,000	2,033,500
California Statewide Communities Development Auth. Rev., Series 2007 A, (Front Porch Communities and Services), 5.125%, 4/1/37(1)(3)	1,600,000	1,297,728
California Statewide Communities Development Auth. Rev., Series 2007 A, (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/1/20 (California Mortgage Insurance)(1)	1,000,000	980,280

California Tax-Free Bond – Schedule of Investments

NOVEMBER 30, 2009 (UNAUDITED)
Principal Amount	Value

California Statewide Communities Development Auth. Rev., Series 2007 A, (Valleycare Health System), 4.80%, 7/15/17	$ 4,600,000	$ 4,332,970
California Statewide Communities Development Auth. Rev., Series 2007 A, (Valleycare Health System), 5.00%, 7/15/22	1,000,000	888,680
California Statewide Communities Development Auth. Rev., Series 2007 B, (Adventist Health System West), 5.00%, 3/1/37 (AGC)(1)	2,500,000	2,409,750
California Statewide Communities Development Auth. Rev., Series 2008 B, (Rady Children's Hospital), VRDN, 0.20%, 12/1/09 (LOC: Bank of the West)(1)	3,770,000	3,770,000
California Statewide Communities Development Auth. Rev., Series 2008 D, (Catholic Healthcare West), 5.50%, 7/1/31(1)	1,000,000	1,007,960
California Statewide Communities Development Auth. Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/13	2,500,000	2,724,750
Calleguas-Las Virgines Public Financing Auth. Rev., Series 2007 A, (Municipal Water District), 5.00%, 7/1/20 (NATL/FGIC)(1)	1,000,000	1,091,820
Campbell Union High School District GO, 5.00%, 8/1/30(1)	1,600,000	1,662,064
Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 87-1), 5.00%, 9/1/18 (Ambac)(1)	3,115,000	3,250,129
Carson Redevelopment Agency Tax Allocation Rev., (Redevelopment Project Area No. 1), 5.50%, 10/1/11 (NATL)(1)	1,130,000	1,189,133
Chabot-Las Positas Community College District COP, 5.50%, 12/1/10 (FSA)(1)(2)	560,000	573,619
Chaffey Community College District GO, Series 2002 A, 4.25%, 7/1/11 (FSA)(1)	1,070,000	1,126,314
Chino Ontario Upland Water Facilities Auth. COP, Series 1997 A, (Agua de Lejos), 5.20%, 10/1/15 (NATL/FGIC)(1)	2,635,000	2,674,868
Coast Community College District GO, Series 2006 B, (Election of 2002), 5.00%, 8/1/17 (FSA)(1)	2,065,000	2,310,363
Eastern Municipal Water District Water & Sewer COP, Series 2001 A, 5.25%, 7/1/13 (NATL/FGIC)(1)	2,300,000	2,449,454
Eastern Municipal Water District Water & Sewer COP, Series 2008 H, 5.00%, 7/1/24(1)	1,000,000	1,059,350
El Segundo Unified School District GO, 5.375%, 9/1/12, Prerefunded at 100% of Par (FGIC)(1)(2)	2,115,000	2,380,623
Folsom Cordova Unified School District No. 2 Facilities Improvement GO, Series 2002 A, 5.375%, 10/1/15 (NATL)(1)	1,000,000	1,089,450
Folsom Cordova Unified School District No. 2 Facilities Improvement GO, Series 2002 A, 5.375%, 10/1/16 (NATL)(1)	1,225,000	1,334,576
Folsom Public Financing Auth. Lease Rev., (City Hall & Community Center), 5.25%, 10/1/14 (FSA)(1)	1,225,000	1,336,463
Folsom Public Financing Auth. Lease Rev., (City Hall & Community Center), 5.25%, 10/1/15 (FSA)(1)	1,290,000	1,407,377
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 1995 A, (Senior Lien), 5.26%, 1/1/26(1)(2)(4)	10,000,000	5,060,000
Franklin-Mckinley School District GO, Series 2005 A, (Election of 2004), 5.00%, 8/1/15, Prerefunded at 100% of Par (FGIC)(1)(2)	1,150,000	1,342,004
Fremont Union High School District GO, Series 2000 B, 5.25%, 9/1/10, Prerefunded at 100% of Par(1)(2)	2,550,000	2,644,146
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2003 A1, 6.75%, 6/1/13, Prerefunded at 100% of Par(1)(2)	4,440,000	5,239,511
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.75%, 6/1/47(1)	10,000,000	7,228,800
Hercules Redevelopment Agency Tax Allocation Rev., Series 2007 A, 5.00%, 8/1/12 (Ambac)(1)	1,300,000	1,380,327
Hercules Redevelopment Agency Tax Allocation Rev., Series 2007 A, 5.00%, 8/1/13 (Ambac)(1)	1,360,000	1,458,287
Hillsborough School District GO, (Bond Anticipation Notes), 3.60%, 9/1/13(4)	2,700,000	2,411,019
Huntington Beach Union High School District GO, (Election of 2004), 4.98%, 8/1/30 (FSA-CR) (NATL)(1)(4)	10,320,000	2,807,659
Imperial Irrigation District COP, (Water Systems), 5.50%, 7/1/16 (Ambac)(1)	1,675,000	1,712,637

California Tax-Free Bond – Schedule of Investments

NOVEMBER 30, 2009 (UNAUDITED)
Principal Amount	Value

Inglewood Redevelopment Agency Tax Allocation Rev., Series 2007 A1, (Subordinate Lien), 5.00%, 5/1/23 (Ambac)(1)	$ 945,000	$ 875,713
Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Limited Obligation Assessment District No. 93-14), VRDN, 0.21%, 12/1/09 (LOC: Bank of America N.A.)(1)	1,400,000	1,400,000
Irvine Improvement Bond Act of 1915 Special Assessment Rev., Series 2006 A, (Reassessment District No. 05-21), VRDN, 0.21%, 12/1/09 (LOC: Bank of New York and California State Teacher's Retirement)	2,600,000	2,600,000
Irvine Improvement Bond Act of 1915 Special Assessment Rev., Series 2006 B, (Reassessment District No. 03-19), VRDN, 0.20%, 12/1/09 (LOC: Bank of New York and California State Teacher's Retirement)	2,085,000	2,085,000
Irvine Ranch Water District No. 140-240-105-250 Rev., VRDN, 0.20%, 12/1/09 (LOC: Bank of America N.A.)(1)	2,200,000	2,200,000
Irvine Ranch Water District No. 182 GO, Series 1988 A, VRDN, 0.18%, 12/1/09 (LOC: Landesbank Hessen - Thuringen Girozentrale)(1)	1,000,000	1,000,000
Irvine Unified School District Financing Auth. Special Tax Rev., Series 2006 A, (Group II), 4.50%, 9/1/13	785,000	782,001
Irvine Unified School District Financing Auth. Special Tax Rev., Series 2006 A, (Group II), 4.75%, 9/1/16	600,000	582,918
Irvine Unified School District Financing Auth. Special Tax Rev., Series 2006 A, (Group II), 5.00%, 9/1/20	745,000	693,230
Lancaster Financing Auth. Tax Allocation Rev., (Projects No. 5 & 6), 3.80%, 2/1/10(1)	110,000	110,203
Lancaster Financing Auth. Tax Allocation Rev., (Projects No. 5 & 6), 4.00%, 2/1/11(1)	120,000	121,571
Lancaster Financing Auth. Tax Allocation Rev., (Projects No. 5 & 6), 4.30%, 2/1/13(1)	125,000	128,004
Long Beach Bond Finance Auth. Lease Rev., (Plaza Parking Facility), 5.25%, 11/1/16(1)	2,030,000	2,115,301
Long Beach Bond Finance Auth. Tax Allocation Rev., Series 2002 A, (North Long Beach Redevelopment), 5.00%, 8/1/10 (Ambac)(1)	750,000	761,647
Long Beach Bond Finance Auth. Tax Allocation Rev., Series 2002 A, (North Long Beach Redevelopment), 5.00%, 8/1/11 (Ambac)(1)	680,000	702,358
Los Altos School District GO, 5.00%, 8/1/19 (Ambac)(1)	2,500,000	2,721,850
Los Angeles Community Redevelopment Agency Parking System Rev., (Cinerama Dome Public Package), 5.30%, 7/1/13 (ACA) (LOC: Wells Fargo Bank N.A.)(1)	1,030,000	941,101
Los Angeles Convention and Exhibition Center Auth. Lease Rev., Series 1993 A, 6.00%, 8/15/10 (NATL-IBC)(1)	1,155,000	1,200,530
Los Angeles County Metropolitan Transportation Auth. Sales Tax Rev., Series 2001 B, (Proposal A), 5.25%, 7/1/13 (FSA)(1)	3,000,000	3,239,340
Los Angeles County Metropolitan Transportation Auth. Sales Tax Rev., Series 2001 B, (Proposal A), 5.25%, 7/1/16 (FSA)(1)	6,680,000	7,163,231
Los Angeles County Metropolitan Transportation Auth. Sales Tax Rev., Series 2008 B, (Proposal A), 5.00%, 7/1/31(1)	1,000,000	1,030,220
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.00%, 5/15/18(1)	750,000	822,585
Los Angeles Department of Water & Power Rev., Series 2001 AA1, (Power System), 5.25%, 7/1/10 (NATL)(1)	3,130,000	3,220,175
Los Angeles Department of Water & Power Rev., Series 2008 A1, (Power System), 5.25%, 7/1/38(1)	5,000,000	5,255,350
Los Angeles Department of Water & Power Rev., Series 2008 A2, (Power System), 5.25%, 7/1/32(1)	3,735,000	3,961,192
Los Angeles Department of Water & Power Waterworks Rev., Series 2009 B, 5.00%, 7/1/20(5)	10,000,000	11,378,200
Los Angeles Unified School District GO, 5.50%, 7/1/12 (NATL)(1)	3,500,000	3,872,610
Los Angeles Unified School District GO, Series 2002 E, (Election of 1997), 5.00%, 7/1/11 (NATL)(1)	5,000,000	5,322,900

California Tax-Free Bond – Schedule of Investments

NOVEMBER 30, 2009 (UNAUDITED)
Principal Amount	Value

Los Angeles Unified School District GO, Series 2003 F, (Election of 1997), 5.00%, 7/1/16 (FSA)(1)	$ 2,500,000	$ 2,752,425
Los Angeles Unified School District GO, Series 2009 F, 5.00%, 7/1/21(1)	5,405,000	5,915,016
Los Angeles Unified School District GO, Series 2009 KRY, 5.00%, 7/1/17(1)	2,000,000	2,268,820
Los Angeles Unified School District GO, Series 2009 KRY, 5.00%, 7/1/18(1)	3,000,000	3,377,340
Los Angeles Wastewater System Rev., Series 2009 A, 5.75%, 6/1/34(1)	2,975,000	3,264,795
Los Gatos-Saratoga Joint Union High School District GO, Series 2002 C, (Election of 1998), 5.375%, 6/1/12, Prerefunded at 101% of Par (FSA)(1)(2)	1,390,000	1,565,640
Lynwood Public Financing Auth. Lease Rev., Series 2003 A, (Public Capital Improvement), 4.125%, 9/1/12 (Ambac)(1)	575,000	615,756
Manhattan Beach Unified School District GO, Series 2009 A, (Election of 2008), 6.29%, 9/1/28(1)(4)	5,620,000	1,801,435
Mojave Unified School District No. 1 Facilities Improvement GO, 5.25%, 8/1/20 (NATL/FGIC)(1)	1,520,000	1,630,215
Mountain View COP, (Capital Projects), 5.25%, 8/1/18(1)	1,485,000	1,594,014
M-S-R Public Power Agency Rev., Series 2007 K, (San Juan), 5.00%, 7/1/12 (NATL)(1)	4,065,000	4,429,387
M-S-R Public Power Agency Rev., Series 2007 K, (San Juan), 5.00%, 7/1/13 (NATL)(1)	2,305,000	2,553,318
M-S-R Public Power Agency Rev., Series 2007 K, (San Juan), 5.00%, 7/1/14 (NATL)(1)	1,000,000	1,121,310
Murrieta Valley Unified School District Public Financing Auth. Special Tax Rev., Series 2006 A, 4.00%, 9/1/11 (AGC)(1)	1,255,000	1,314,474
Murrieta Valley Unified School District Public Financing Auth. Special Tax Rev., Series 2006 A, 4.00%, 9/1/12 (AGC)(1)	1,745,000	1,859,402
Murrieta Valley Unified School District Public Financing Auth. Special Tax Rev., Series 2006 A, 4.00%, 9/1/13 (AGC)(1)	1,690,000	1,821,482
Murrieta Valley Unified School District Public Financing Auth. Special Tax Rev., Series 2006 A, 4.00%, 9/1/14 (AGC)(1)	1,085,000	1,171,420
Oceanside COP, Series 2003 A, 5.00%, 4/1/11 (Ambac)(1)	1,225,000	1,265,829
Oceanside COP, Series 2003 A, 5.00%, 4/1/12 (Ambac)(1)	1,310,000	1,377,871
Orange County Community Facilities District Special Tax Rev., Series 2005 A, (No. 04-1-Ladera Ranch), 3.50%, 8/15/10	650,000	649,812
Orange County Community Facilities District Special Tax Rev., Series 2005 A, (No. 04-1-Ladera Ranch), 3.80%, 8/15/11	760,000	757,006
Orange County Community Facilities District Special Tax Rev., Series 2005 A, (No. 04-1-Ladera Ranch), 3.90%, 8/15/12	825,000	819,522
Orange County Community Facilities District Special Tax Rev., Series 2005 A, (No. 04-1-Ladera Ranch), 4.10%, 8/15/13	700,000	692,237
Orange County Community Facilities District Special Tax Rev., Series 2005 A, (No. 04-1-Ladera Ranch), 4.25%, 8/15/14	1,135,000	1,116,397
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 4.30%, 9/2/14	270,000	262,092
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 4.45%, 9/2/15	320,000	307,984
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 4.55%, 9/2/16	245,000	233,071
Orange County Public Financing Auth. Lease Rev., (Juvenile Justice Center Facility), 5.375%, 6/1/17 (Ambac)(1)	3,030,000	3,226,980
Orange County Sanitation District COP, Series 2007 B, 5.00%, 2/1/26 (FSA)(1)	2,750,000	2,940,135
Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	1,000,000	978,810
Palomar Pomerado Health GO, Series 2009 A, (Election of 2004), 0.00%, 8/1/19 (AGC)(1)(6)	1,660,000	1,042,712
Paramount Unified School District GO, (Election of 2006), 5.25%, 8/1/25 (FSA)(1)	1,570,000	1,670,684
Paramount Unified School District GO, (Election of 2006), 5.25%, 8/1/26 (FSA)(1)	1,760,000	1,861,077

California Tax-Free Bond – Schedule of Investments

NOVEMBER 30, 2009 (UNAUDITED)
Principal Amount	Value

Perris Public Financing Auth. Tax Allocation Rev., 5.35%, 10/1/36	$ 1,100,000	$ 881,298
Poway Unified School District Public Financing Auth. Special Tax Rev., 5.00%, 9/15/19 (Ambac)(1)	1,170,000	1,207,393
Poway Unified School District Public Financing Auth. Special Tax Rev., 5.00%, 9/15/20 (Ambac)(1)	1,215,000	1,236,007
Rancho Mirage Joint Powers Financing Auth. Rev., Series 2007 A, (Eisenhower Medical Center), 5.00%, 7/1/15(1)	1,505,000	1,585,006
Rancho Mirage Joint Powers Financing Auth. Rev., Series 2007 A, (Eisenhower Medical Center), 5.00%, 7/1/21(1)	1,000,000	1,016,360
Riverside County COP, Series 2007 A, (Public Safety Communication), 5.00%, 11/1/14 (Ambac)(1)	1,000,000	1,117,880
Riverside County COP, Series 2007 A, (Public Safety Communication), 5.00%, 11/1/15 (Ambac)(1)	2,000,000	2,233,360
Sacramento City Financing Auth. Lease Rev., Series 1993 A, 5.40%, 11/1/20 (Ambac)(1)	3,000,000	3,166,080
Sacramento City Financing Auth. Rev., 5.00%, 12/1/16 (NATL/FGIC)(1)	2,500,000	2,712,150
Sacramento City Financing Auth. Rev., Series 2002 A, (City Hall), 5.25%, 12/1/12, Prerefunded at 100% of Par (FSA)(1)(2)	4,045,000	4,579,061
Sacramento City Financing Auth. Rev., Series 2002 A, (City Hall), 5.25%, 12/1/15 (FSA)(1)	1,245,000	1,372,737
Sacramento Municipal Utility District Electric Rev., Series 1997 K, 5.70%, 7/1/17 (Ambac)(1)	3,105,000	3,598,012
Sacramento Municipal Utility District Electric Rev., Series 2001 O, 5.25%, 8/15/11 (NATL)(1)	5,005,000	5,319,064
Sacramento Municipal Utility District Electric Rev., Series 2003 S, 5.00%, 11/15/11 (NATL)(1)	3,000,000	3,196,770
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 5.25%, 8/1/18(1)	350,000	400,057
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 5.50%, 8/1/19(1)	300,000	345,342
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/33(1)	1,500,000	1,674,060
San Bernardino Community College District GO, Series 2009 B, (Election of 2008), 0.00%, 8/1/19(1)(6)	9,840,000	5,724,026
San Bernardino County Redevelopment Agency Tax Allocation Rev., Series 2005 A, (San Sevaine Redevelopment), 5.00%, 9/1/15 (Radian)(1)	1,005,000	1,068,868
San Buenaventura City COP, Series 2002 B, 5.50%, 1/1/15 (Ambac)(1)	1,695,000	1,851,991
San Buenaventura City COP, Series 2002 B, 5.50%, 1/1/16 (Ambac)(1)	1,790,000	1,955,790
San Diego Public Facilities Financing Auth. Rev., Series 2009 A, 5.00%, 8/1/21(1)	1,000,000	1,099,590
San Diego Public Facilities Financing Auth. Rev., Series 2009 B, 5.00%, 5/15/22(1)	1,000,000	1,075,810
San Diego Public Facilities Financing Auth. Tax Allocation Rev., Series 2007 B, (Southcrest and Central Imperial Redevelopment), 5.125%, 10/1/22 (Radian)(1)	1,280,000	1,278,118
San Diego Redevelopment Agency Tax Allocation Rev., (Horton Plaza), 5.70%, 11/1/17(1)	2,030,000	2,069,443
San Diego Redevelopment Agency Tax Allocation Rev., (Horton Plaza), 5.80%, 11/1/21(1)	2,635,000	2,670,072
San Diego Redevelopment Agency Tax Allocation Rev., (North Park), 5.90%, 9/1/25(1)	710,000	712,620
San Francisco City and County Airports Commission Rev., Series 2008-34D, (San Francisco International Airport), 5.00%, 5/1/17 (AGC)(1)	3,375,000	3,764,812
San Francisco City and County Airports Commission Rev., Series 2008-34D, (San Francisco International Airport), 5.00%, 5/1/18 (AGC)(1)	2,000,000	2,222,780
San Francisco City and County Airports Commission Rev., Series 2009 D, VRDN, 2.25%, 12/4/12(1)	2,500,000	2,518,600

California Tax-Free Bond – Schedule of Investments

NOVEMBER 30, 2009 (UNAUDITED)
Principal Amount	Value

San Francisco City and County Airports Commission Rev., Series 2009 E, 5.25%, 5/1/23(1)	$ 2,000,000	$ 2,110,920
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/29(1)	1,170,000	1,177,734
San Mateo County Transportation District Sales Tax Rev., Series 1993 A, 5.25%, 6/1/18 (NATL)(1)	2,680,000	3,046,838
San Pablo Redevelopment Agency Tax Allocation Rev., (Tenth Township), VRDN, 0.23%, 12/1/09 (LOC: Union Bank of California)(1)	3,840,000	3,840,000
San Ramon Valley Unified School District GO, (Election of 2002), 5.00%, 8/1/21 (NATL)(1)	1,000,000	1,068,910
Santa Ana Community Redevelopment Agency Tax Allocation Rev., Series 2003 B, (South Main Street Redevelopment), 5.00%, 9/1/13 (NATL/FGIC)(1)	1,885,000	2,022,831
Santa Barbara County COP, 5.375%, 10/1/17 (Ambac)(1)	3,350,000	3,473,783
Santa Clara Electric Rev., Series 2008 A, VRDN, 0.20%, 12/1/09 (LOC: Bank of America N.A.)(1)	1,450,000	1,450,000
Santa Fe Springs Community Development Commission Tax Allocation Rev., 5.375%, 9/1/16 (NATL)(1)	430,000	438,798
Santa Fe Springs Community Development Commission Tax Allocation Rev., Series 2002 A, 5.375%, 9/1/10, Prerefunded at 101% of Par (NATL)(1)(2)	690,000	723,493
Santa Monica-Malibu Unified School District GO, 5.25%, 8/1/13(1)	1,250,000	1,397,525
Scotts Valley COP, 4.00%, 10/1/15 (FSA)(1)	1,110,000	1,143,600
Scotts Valley COP, 4.25%, 10/1/18 (FSA)(1)	1,370,000	1,381,179
Scotts Valley Redevelopment Agency Tax Allocation Rev., 5.00%, 8/1/29 (Ambac)(1)	2,780,000	2,588,708
Shasta Lake Public Finance Auth. Rev., 4.00%, 4/1/12(1)	1,000,000	1,012,880
Shasta Lake Public Finance Auth. Rev., 4.50%, 4/1/15(1)	1,530,000	1,527,047
Shasta Lake Public Finance Auth. Rev., 5.00%, 4/1/19(1)	2,400,000	2,352,528
Shasta Lake Public Finance Auth. Rev., 5.00%, 4/1/22(1)	2,130,000	2,020,731
Solano County COP, 5.00%, 11/1/13 (NATL)(1)	1,135,000	1,267,545
South Orange County Public Financing Auth. Special Tax Rev., Series 2003 A, (Senior Lien), 5.00%, 9/1/12 (NATL)(1)	2,000,000	2,132,460
South Tahoe Joint Powers Financing Auth. Rev., Series 2005 A, (Redevelopment Project Area No. 1), 5.00%, 10/1/13 (Ambac)(1)	1,080,000	1,153,429
South Tahoe Joint Powers Financing Auth. Rev., Series 2005 A, (Redevelopment Project Area No. 1), 5.00%, 10/1/15 (Ambac)(1)	1,195,000	1,283,083
South Tahoe Joint Powers Financing Auth. Rev., Series 2005 A, (Redevelopment Project Area No. 1), 5.00%, 10/1/17 (Ambac)(1)	1,310,000	1,365,046
South Tahoe Joint Powers Financing Auth. Rev., Series 2005 A, (Redevelopment Project Area No. 1), 5.00%, 10/1/19 (Ambac)(1)	1,445,000	1,480,735
Southern California Public Power Auth. Rev., 6.75%, 7/1/10 (GIC: PNC Bank)(1)	2,000,000	2,072,320
Southern California Public Power Auth. Rev., Series 2002 A, (Transmission), 5.25%, 7/1/17 (FSA)(1)	5,000,000	5,457,150
Southern California Public Power Auth. Rev., Series 2002 A, (Transmission), 5.25%, 7/1/18 (FSA)(1)	3,325,000	3,590,734
Southern California Public Power Auth. Rev., Series 2008 A, (Transmission), 5.00%, 7/1/22(1)	2,875,000	3,074,554
Southern California Public Power Auth. Rev., Series 2008 B, (Transmission), 6.00%, 7/1/27(1)	2,000,000	2,232,740
Southwestern Community College District GO, 5.625%, 8/1/11, Prerefunded at 101% of Par (Ambac)(1)(2)	1,975,000	2,163,020
Tuolumne Wind Project Auth. Rev., Series 2009 A, 5.625%, 1/1/29(1)	1,000,000	1,066,960
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 4.50%, 10/15/10(1)	820,000	824,863
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.00%, 10/15/12(1)	895,000	911,728

California Tax-Free Bond – Schedule of Investments

NOVEMBER 30, 2009 (UNAUDITED)
Principal Amount	Value

Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.00%, 10/15/14(1)	$ 985,000	$ 979,898
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/15(1)	1,035,000	1,038,436
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/16(1)	1,090,000	1,075,231
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/17(1)	1,150,000	1,117,754
Turlock Irrigation District Rev., Series 2003 A, 5.00%, 1/1/13 (NATL)(1)	2,175,000	2,370,663
University of California Regents Medical Center Pooled Rev., Series 2008 D, 5.00%, 5/15/27(1)	1,000,000	1,044,890
University of California Rev., Series 2009 Q, 5.25%, 5/15/23(1)	2,000,000	2,243,980
Val Verde Unified School District COP, 5.00%, 1/1/14 (FGIC)(1)(2)	1,000,000	1,155,190
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(2)	11,685,000	13,832,352
Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/33(1)	3,000,000	3,099,990
Vernon Electric System Rev., Series 2009 A, 5.125%, 8/1/21(1)	5,000,000	5,219,800
West Sacramento Financing Auth. Special Tax Rev., Series 2006 A, 5.00%, 9/1/18 (XLCA)(1)	1,500,000	1,502,310
West Sacramento Financing Auth. Special Tax Rev., Series 2006 A, 5.00%, 9/1/19 (XLCA)(1)	1,500,000	1,483,935
West Sacramento Financing Auth. Special Tax Rev., Series 2006 A, 5.00%, 9/1/20 (XLCA)(1)	1,350,000	1,316,264
		624,812,519
GUAM — 0.9%
Guam Government Limited Obligation Rev., Series 2001 A, 5.00%, 12/1/09 (FSA)(1)	5,000,000	5,000,550
Territory of Guam GO, Series 2009 A, 6.00%, 11/15/19(1)	1,000,000	1,027,110
		6,027,660
NORTHERN MARIANA ISLANDS — 0.2%
Northern Mariana Islands GO, Series 2000 A, 5.75%, 6/1/10 (ACA)(1)	1,430,000	1,436,320
PUERTO RICO — 3.4%
Puerto Rico Electric Power Auth. Rev., Series 2002 II, 5.375%, 7/1/12, Prerefunded at 101% of Par (NATL)(2)	3,700,000	4,175,265
Puerto Rico Electric Power Auth. Rev., Series 2002 KK, 5.25%, 7/1/13 (FSA)	2,655,000	2,898,649
Puerto Rico Electric Power Auth. Rev., Series 2002 KK, 5.50%, 7/1/14 (FSA)	3,140,000	3,520,380
Puerto Rico GO, Series 2001 A, (Public Improvement), 5.50%, 7/1/17 (XLCA)(1)	5,000,000	5,346,300
Puerto Rico GO, Series 2004 A, VRDN, 5.00%, 7/1/12(1)	1,750,000	1,804,250
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/15(1)	2,500,000	2,624,900
Puerto Rico Infrastructure Financing Auth. Special Tax Rev., Series 2006 B, 4.50%, 7/1/11(1)	1,400,000	1,439,088
		21,808,832
U.S. VIRGIN ISLANDS — 0.4%
Virgin Islands Public Finance Auth. Rev., (Virgin Islands Gross Receipts Taxes Loan Note), 5.00%, 10/1/18 (NATL/FGIC)(1)	390,000	404,083
Virgin Islands Public Finance Auth. Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.00%, 10/1/14(1)	500,000	536,575
Virgin Islands Public Finance Auth. Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.25%, 10/1/15(1)	170,000	181,329
Virgin Islands Public Finance Auth. Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.25%, 10/1/16(1)	500,000	528,220
Virgin Islands Public Finance Auth. Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.25%, 10/1/20(1)	1,000,000	1,022,480
2,672,687

California Tax-Free Bond – Schedule of Investments

NOVEMBER 30, 2009 (UNAUDITED)
Value

TOTAL INVESTMENT SECURITIES — 100.1%
(Cost $633,875,756)	$656,758,018
OTHER ASSETS AND LIABILITIES — (0.1)%	(578,645)
TOTAL NET ASSETS — 100.0%	$656,179,373

FUTURES CONTRACTS

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
100	U.S. Long Bond	March 2010	$12,271,875	$(245,538)

Notes to Schedule of Investments
ABAG	-	Association of Bay Area Governments
ACA	-	American Capital Access
AGC	-	Assured Guaranty Corporation
Ambac	-	Ambac Assurance Corporation
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
FGIC-TCRS	-	Financial Guaranty Insurance Company - Transferable Custodial Receipts
FSA	-	Financial Security Assurance, Inc.
FSA-CR	-	Financial Security Assurance, Inc. - Custodian Receipts
GIC	-	Guaranteed Investment Contact
GO	-	General Obligation
LOC	-	Letter of Credit
M-S-R	-	Modesto, Stockton, Redding
NATL	-	National Public Finance Guarantee Corporation
NATL-IBC	-	National Public Finance Guarantee Corporation - Insured Bond Certificates
Radian	-	Radian Asset Assurance, Inc.
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.
XLCA-ICR	-	XL Capital Ltd. - Insured Custodial Receipts

(1)	Security, or a portion thereof, has been segregated for when-issued securities and/or futures contracts. At the period end, the aggregate value of securities pledged was $23,651,000.
(2)	Escrowed to maturity in U.S. government securities or state and local government securities.
(3)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $1,297,728, which represented 0.2% of total net assets.

(4)	Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(5)	When-issued security.
(6)
Convertible capital appreciation bond. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity.  Interest reset or final maturity date is indicated, as applicable.  Rate shown is effective at the period end.

California Tax-Free Bond – Schedule of Investments

NOVEMBER 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of November 30, 2009, the valuation inputs used to determine the fair value of the fund’s municipal securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively.

3. Federal Tax Information

As of November 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$633,875,756
Gross tax appreciation of investments	$ 28,078,450
Gross tax depreciation of investments	(5,196,188)
Net tax appreciation (depreciation) of investments	$ 22,882,262

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

California Long-Term Tax-Free Fund

November 30, 2009

California Long-Term Tax-Free – Schedule of Investments

NOVEMBER 30, 2009 (UNAUDITED)
Principal Amount	Value

MUNICIPAL SECURITIES — 100.0%
CALIFORNIA — 97.2%
ABAG Finance Auth. for Nonprofit Corps. Rev., (899 Charleston LLC), VRDN, 0.22%, 12/1/09 (LOC: LaSalle Bank N.A.)	$ 1,100,000	$ 1,100,000
ABAG Finance Auth. for Nonprofit Corps. Rev., (Sharp Healthcare), 6.25%, 8/1/39(1)	2,200,000	2,354,616
Anaheim Public Financing Auth. Rev., (Electric System Distribution), 5.25%, 10/1/39(1)	4,000,000	4,082,560
Antioch Public Financing Auth. Lease Rev., Series 2002 A, (Municipal Facilities), 5.50%, 1/1/32 (NATL)(1)	5,235,000	5,336,454
Antioch Public Financing Auth. Lease Rev., Series 2002 B, (Municipal Facilities), 5.625%, 1/1/27 (NATL)(1)	6,005,000	6,129,304
Avenal Public Financing Auth. Rev., 5.00%, 9/1/25(1)	1,395,000	1,196,254
Banning COP, (Wastewater System Refunding & Improvement), 8.00%, 1/1/19 (Ambac)(1)(2)	495,000	574,606
Bay Area Toll Auth. Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/39(1)	2,135,000	2,139,185
Bay Area Toll Auth. Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.25%, 4/1/27(1)	3,750,000	4,060,350
Berryessa Union School District GO, Series 2001 B, (Election of 1999), 5.375%, 8/1/11, Prerefunded at 101% of Par (FSA)(1)(2)	1,205,000	1,314,715
Big Bear Lake Water Rev., 6.00%, 4/1/22 (NATL)(1)	3,500,000	4,042,955
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.25%, 6/1/46(1)	5,000,000	3,329,450
California Department of Water Resources Power Supply Rev., Series 2002 A, 5.50%, 5/1/14 (Ambac)(1)	3,480,000	3,796,506
California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16(1)	1,450,000	1,648,070
California Educational Facilities Auth. Rev., (University of Pacific), 5.25%, 5/1/34(1)	2,000,000	1,999,900
California Educational Facilities Auth. Rev., (University of Santa Clara), 5.625%, 4/1/37	5,000,000	5,266,250
California Educational Facilities Auth. Rev., (Western University Health Sciences), 6.00%, 10/1/12, Prerefunded at 100% of Par(1)(2)	1,920,000	2,198,515
California Educational Facilities Auth. Rev., Series 2004 C, (Lutheran University), 5.00%, 10/1/29(1)	1,220,000	1,131,526
California Educational Facilities Auth. Rev., Series 2005 A, (Occidental College), 5.00%, 10/1/33 (NATL)	1,070,000	1,048,033
California Educational Facilities Auth. Rev., Series 2007 A, (Claremont Graduate University), 5.00%, 3/1/42(1)	3,000,000	2,682,960
California Educational Facilities Auth. Rev., Series 2009 A, (University of Southern California), 5.00%, 10/1/39(1)	3,953,000	4,062,182
California GO, 5.00%, 4/1/26(1)	3,000,000	2,970,090
California GO, 5.75%, 4/1/28(1)	2,000,000	2,075,880
California GO, 5.00%, 6/1/32(1)	6,600,000	6,128,760
California GO, 5.00%, 11/1/32(1)	9,500,000	8,814,955
California GO, 6.50%, 4/1/33(1)	5,000,000	5,379,700
California GO, 5.00%, 4/1/38(1)	7,000,000	6,180,860
California GO, 6.00%, 4/1/38(1)	5,000,000	5,103,350
California GO, 6.00%, 11/1/39(1)	5,000,000	5,086,800
California Health Facilities Financing Auth. Rev., Series 1993 C, (St. Francis Memorial Hospital), 5.875%, 11/1/23(1)(2)	7,165,000	8,872,993
California Health Facilities Financing Auth. Rev., Series 1998 B, (Adventist Health System West), VRDN, 0.20%, 12/1/09 (LOC: Bank of America N.A.)(1)	1,300,000	1,300,000
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/33(1)	1,000,000	1,119,640

California Long-Term Tax-Free – Schedule of Investments

NOVEMBER 30, 2009 (UNAUDITED)
Principal Amount	Value

California Health Facilities Financing Auth. Rev., Series 2008 J, (Catholic Healthcare West), 5.625%, 7/1/32(1)	$ 5,000,000	$ 5,048,550
California Health Facilities Financing Auth. Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39(1)	3,400,000	3,540,590
California Health Facilities Financing Auth. Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38(1)	5,000,000	5,211,100
California Health Facilities Financing Auth. Rev., Series 2009 A, (Saint Joseph Health System), 5.50%, 7/1/29(1)	3,750,000	3,897,037
California Health Facilities Financing Auth. Rev., Series 2009 A, (Saint Joseph Health System), 5.75%, 7/1/39(1)	3,000,000	3,098,010
California Health Facilities Financing Auth. Rev., Series 2009 B, (Providence Health Services), 5.50%, 10/1/39(1)	1,000,000	1,008,990
California Infrastructure & Economic Development Bank Rev., (Performing Arts Center of Los Angeles County), 5.00%, 12/1/37(1)	1,000,000	916,990
California Municipal Finance Auth. Rev., (Community Hospital of Central California), 5.50%, 2/1/39(1)	1,450,000	1,285,367
California Public Works Board Lease Rev., Series 1993 A, (Department of Corrections), 5.00%, 12/1/19 (Ambac)(1)	4,000,000	4,017,200
California Public Works Board Lease Rev., Series 2005 A, (Department of General Services - Butterfield), 5.25%, 6/1/30(1)	1,350,000	1,240,407
California Public Works Board Lease Rev., Series 2006 E, (University of California Research), 5.00%, 10/1/31(1)	1,335,000	1,324,400
California Public Works Board Lease Rev., Series 2009 G1, (Various Capital Projects), 5.75%, 10/1/30(1)	2,000,000	1,959,420
California Public Works Board Lease Rev., Series 2009 H, (Department of Correction and Rehabiliation), 5.75%, 11/1/29(1)	2,435,000	2,414,911
California State Department of Water Resources Power Supply Rev., Series 2005 F2, VRDN, 0.20%, 12/1/09 (LOC: JPMorgan Chase Bank N.A. and Societe Generale)(1)	2,400,000	2,400,000
California State University Systemwide Rev., Series 2007 A, 5.00%, 11/1/24 (FSA)(1)	5,000,000	5,352,250
California State University Systemwide Rev., Series 2009 A, 5.25%, 11/1/34(1)	2,200,000	2,199,890
California Statewide Communities Development Auth. Rev., (John Muir Health), 5.125%, 7/1/39(1)	625,000	596,175
California Statewide Communities Development Auth. Rev., (Proposition 1A Receivables), 5.00%, 6/15/13(1)	1,350,000	1,424,898
California Statewide Communities Development Auth. Rev., Series 1998 A, (Sherman Oaks Project), 5.00%, 8/1/22 (Ambac/California Mortgage Insurance)(1)	8,515,000	8,290,034
California Statewide Communities Development Auth. Rev., Series 2001 C, (Kaiser Permanente), VRN, 5.25%, 8/1/16(1)	5,000,000	4,867,150
California Statewide Communities Development Auth. Rev., Series 2005 A, (Thomas Jefferson School of Law), 4.875%, 10/1/15, Prerefunded at 100% of Par(1)(2)	1,000,000	1,113,930
California Statewide Communities Development Auth. Rev., Series 2006 B, (Kaiser Permanente), 5.25%, 3/1/45(1)	5,000,000	4,659,250
California Statewide Communities Development Auth. Rev., Series 2008 B, (Rady Children's Hospital), VRDN, 0.20%, 12/1/09 (LOC: Bank of the West)(1)	2,600,000	2,600,000
California Statewide Communities Development Auth. Rev., Series 2008 C, (Catholic Healthcare West), 5.625%, 7/1/35(1)	3,000,000	3,019,110
Campbell Union High School District GO, 5.00%, 8/1/30(1)	2,400,000	2,493,096
Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 88-1), 6.50%, 9/1/14 (FSA)(1)	5,695,000	5,763,511
Carlsbad Unified School District GO, Series 2007 A, (Election of 2006), 5.25%, 8/1/32 (NATL)(1)	1,125,000	1,182,116
Castaic Lake Water Agency COP, Series 1994 A, (Water System Improvement), 7.00%, 8/1/12 (NATL)(1)	1,520,000	1,726,842

California Long-Term Tax-Free – Schedule of Investments

NOVEMBER 30, 2009 (UNAUDITED)
Principal Amount	Value

Coalinga Public Financing Auth. Local Obligation Rev., Series 1998 A, (Senior Lien), 6.375%, 9/15/21 (Ambac)(1)	$ 1,320,000	$ 1,481,740
Concord Joint Powers Financing Auth. Lease Rev., (Concord Avenue Parking Structure), 5.125%, 3/1/23(1)	2,615,000	2,692,770
Concord Joint Powers Financing Auth. Lease Rev., (Police Facilities), 5.25%, 8/1/13(1)	1,810,000	1,950,239
Contra Costa Water District Rev., Series 1992 E, 6.25%, 10/1/12 (Ambac)(1)	1,205,000	1,299,243
Escondido COP, 5.00%, 9/1/30 (Ambac)(1)	4,725,000	4,742,719
Fresno Sewer Rev., Series 1993 A1, 6.25%, 9/1/14 (Ambac)(1)	2,225,000	2,463,520
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2003 A1, 6.25%, 6/1/33(1)	1,355,000	1,512,573
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.75%, 6/1/47(1)	10,000,000	7,228,800
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, (Asset-Backed Senior Current Interest Turbo Term), 5.125%, 6/1/47(1)	4,375,000	2,842,875
Hillsborough School District GO, Series 2006 B, (Election of 2002), 4.86%, 9/1/29(1)(3)	4,705,000	1,675,215
Hillsborough School District GO, Series 2006 B, (Election of 2002), 4.87%, 9/1/30(1)(3)	5,010,000	1,654,052
Hillsborough School District GO, Series 2006 B, (Election of 2002), 4.88%, 9/1/31(1)(3)	5,335,000	1,643,073
Huntington Beach Union High School District GO, (Election of 2004), 4.98%, 8/1/30 (FSA-CR)(NATL)(1)(3)	6,880,000	1,871,773
Huntington Beach Union High School District GO, (Election of 2004), 5.00%, 8/1/31 (NATL)(1)(3)	5,000,000	1,226,850
Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Limited Obligation Assessment District No. 93-14), VRDN, 0.21%, 12/1/09 (LOC: Bank of America N.A.)(1)	1,762,000	1,762,000
Kern High School District GO, 7.15%, 8/1/14 (NATL)(1)(2)	1,815,000	2,293,924
Kern High School District GO, Series 1992 C, (Election of 1990), 6.25%, 8/1/13 (NATL)(1)(2)	1,340,000	1,593,622
Kern High School District GO, Series 1993 D, 7.00%, 8/1/17 (NATL)(1)(2)	3,630,000	4,721,577
Lancaster Financing Auth. Tax Allocation Rev., (Projects No. 5 & 6), 5.60%, 2/1/34(1)	1,250,000	1,175,913
Lancaster Financing Auth. Tax Allocation Rev., (School District), 5.00%, 2/1/37(1)	4,275,000	3,353,224
Lodi Unified School District COP, Series 2005 A, (Aspire), 5.00%, 8/1/32 (FGIC)(NATL)(1)	2,140,000	2,072,162
Los Angeles Community College District GO, Series 2008 E1, (Election of 2001), 5.00%, 8/1/26(1)	2,800,000	2,944,564
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.25%, 5/15/21(1)	4,370,000	4,684,421
Los Angeles Department of Water & Power Rev., Series 2008 A1, (Power System), 5.25%, 7/1/38(1)	4,000,000	4,204,280
Los Angeles Department of Water & Power Waterworks Rev., Series 2009 B, 5.00%, 7/1/20(4)	5,000,000	5,689,100
Los Angeles Unified School District GO, Series 2006 G, (Election of 2004), 5.00%, 7/1/25 (Ambac)(1)	5,000,000	5,233,750
Manhattan Beach Unified School District GO, Series 2009 A, (Election of 2008), 6.37%, 9/1/29(1)(3)	5,905,000	1,747,585
Metropolitan Water District of Southern California Rev., 5.75%, 8/10/18(1)	8,000,000	9,324,960
Metropolitan Water District of Southern California Rev., Series 2006 B, 4.375%, 7/1/37(1)	3,000,000	2,825,730
Metropolitan Water District of Southern California Rev., Series 2009 B, 5.00%, 7/1/30(1)	4,000,000	4,242,120
Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35(1)	1,150,000	1,187,536

California Long-Term Tax-Free – Schedule of Investments

NOVEMBER 30, 2009 (UNAUDITED)
Principal Amount	Value

Modesto Irrigation District COP, Series 2009 A, 5.75%, 10/1/34(1)	$ 2,500,000	$ 2,701,650
M-S-R Public Power Agency Rev., Series 1989 D, (San Juan), 6.75%, 7/1/20 (NATL)(1)(2)	8,145,000	10,055,165
New Haven Unified School District GO, 12.00%, 8/1/18 (FSA)(1)	1,000,000	1,632,190
Oakland Redevelopment Agency Tax Allocation Rev., (Central District), 5.50%, 2/1/14 (Ambac)(1)	5,055,000	5,126,680
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 5.00%, 9/2/26	850,000	743,741
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 5.05%, 9/2/33	1,250,000	1,035,975
Oxnard School District GO, Series 2001 A, 5.75%, 8/1/22 (NATL)(1)	3,100,000	3,461,646
Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	1,750,000	1,712,918
Palomar Pomerado Health GO, Series 2009 A, (Election of 2004), 0.00%, 8/1/19 (AGC)(1)(5)	1,670,000	1,048,994
Pasadena COP, (Old Pasadena Parking Facility), 6.25%, 1/1/18(1)	2,075,000	2,402,061
Perris Public Financing Auth. Tax Allocation Rev., 5.35%, 10/1/36	1,150,000	921,357
Pico Rivera Water Auth. Rev., Series 1999 A, (Water System), 5.50%, 5/1/29 (NATL)(1)	2,500,000	2,805,375
Pomona Unified School District GO, Series 2000 A, 6.55%, 8/1/29 (NATL)(1)	1,000,000	1,186,960
Pomona Unified School District GO, Series 2001 A, 6.15%, 8/1/30 (NATL)(1)	1,000,000	1,107,130
Poway Unified School District Public Financing Auth. Rev., 7.875%, 9/15/39	1,070,000	1,141,872
Riverside Redevelopment Agency Tax Allocation Rev., Series 2004 A, (Housing Set-Aside), 5.00%, 8/1/28 (FGIC)(NATL)(1)	1,330,000	1,248,471
Sacramento County Airport System Rev., Series 2009 D, (Subordinate PFC/Grant Revenue Bonds), 5.625%, 7/1/29(1)	1,000,000	1,069,790
Saddleback Valley Unified School District Public Financing Auth. Special Tax Rev., Series 1997 A, 6.00%, 9/1/16 (FSA)(1)	1,000,000	1,165,010
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/33(1)	1,800,000	2,008,872
San Bernardino Community College District GO, Series 2009 B, (Election of 2008), 0.00%, 8/1/19(1)(5)	7,400,000	4,304,654
San Diego County COP Linked Security, ARC, YCC, 5.625%, 9/1/12 (Ambac)(1)	5,300,000	5,515,445
San Diego Public Facilities Financing Auth. Rev., Series 2009 A, 5.25%, 5/15/34(1)	2,000,000	2,046,360
San Francisco City and County Airports Commission Rev., Series 2009 D, VRDN, 2.25%, 12/4/12(1)	1,500,000	1,511,160
San Francisco City and County Airports Commission Rev., Series 2009 E, 5.25%, 5/1/23(1)	2,000,000	2,110,920
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/29(1)	1,170,000	1,177,734
San Mateo County Joint Powers Financing Auth. Lease Rev., Series 1993 A, (Capital Projects Program), 6.50%, 7/1/15 (NATL)(1)	3,000,000	3,554,190
San Mateo County Joint Powers Financing Auth. Lease Rev., Series 1993 A, (Capital Projects Program), 6.00%, 7/1/19 (NATL)(1)	4,000,000	4,640,280
San Pablo Redevelopment Agency Tax Allocation Rev., (Tenth Township), VRDN, 0.23%, 12/1/09 (LOC: Union Bank of California)(1)	4,000,000	4,000,000
Santa Margarita-Dana Point Auth. Rev., Series 1994 B, (Improvement Districts 3, 3A, 4, 4A), 7.25%, 8/1/14 (NATL)(1)	2,000,000	2,366,240
Shasta Lake Public Finance Auth. Rev., 5.00%, 4/1/25(1)	2,470,000	2,285,071
South Coast Air Quality Management District Building Corp. Rev., (Installment Sale Headquarters), 6.00%, 8/1/11 (Ambac)(1)	2,500,000	2,574,900
South Orange County Public Financing Auth. Special Tax Rev., Series 1994 A, (Senior Lien), 7.00%, 9/1/11 (NATL)(1)	2,000,000	2,169,980
Southern California Public Power Auth. Rev., (Multiple Projects), 6.75%, 7/1/12 (FSA-CR)(1)	7,315,000	8,309,474
Southern California Public Power Auth. Rev., (Multiple Projects), 6.75%, 7/1/13 (FSA-CR)(1)	3,730,000	4,388,270

California Long-Term Tax-Free – Schedule of Investments

NOVEMBER 30, 2009 (UNAUDITED)
Principal Amount	Value

Stanton Redevelopment Agency Tax Allocation Rev., (Community Development), 5.45%, 12/1/17 (Ambac)(1)	$ 1,010,000	$ 1,014,939
Taft Public Financing Auth. Lease Rev., Series 1997 A, (Community Correctional Facility Acquisition), 6.05%, 1/1/17(1)	2,000,000	2,003,380
Tuolumne Wind Project Auth. Rev., Series 2009 A, 5.625%, 1/1/29(1)	1,200,000	1,280,352
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/18(1)	1,215,000	1,165,513
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/19(1)	1,285,000	1,222,845
Ukiah Electric Rev., 6.25%, 6/1/18 (NATL)(1)	2,315,000	2,546,245
Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/33(1)	5,000,000	5,166,650
Vernon Electric System Rev., Series 2009 A, 5.125%, 8/1/21(1)	5,000,000	5,219,800
Vista COP, (Community Projects), 5.00%, 5/1/37 (NATL)(1)	6,000,000	5,545,620
Walnut Valley Unified School District GO, Series 1992 B, 6.00%, 8/1/10 (Ambac)(1)(2)	1,445,000	1,500,589
Watsonville Insured Hospital Rev., Series 1996 A, (Community Hospital), 6.20%, 7/1/12 (California Mortgage Insurance)(1)(2)	1,925,000	2,086,219
Woodland COP, (Wastewater System Reference), 5.75%, 3/1/12 (Ambac)(1)	2,460,000	2,551,094
Woodland Finance Auth. Rev., Series 2009 A, (Senior Lien), 5.00%, 3/1/32(1)	3,305,000	3,356,128
		416,710,462
GUAM — 0.2%
Guam Government GO, Series 2009 A, 6.75%, 11/15/29(1)	900,000	922,230
PUERTO RICO — 1.8%
Puerto Rico Electric Power Auth. Rev., Series 2002 II, 5.375%, 7/1/12, Prerefunded at 101% of Par (XLCA)(1)(2)	4,000,000	4,513,800
Puerto Rico Infrastructure Financing Auth. Special Tax Rev., Series 2005 C, 5.50%, 7/1/23 (Ambac)(1)	2,000,000	2,009,400
University of Puerto Rico Rev., Series 2006 Q, 5.00%, 6/1/12(1)	1,200,000	1,248,624
		7,771,824
U.S. VIRGIN ISLANDS — 0.8%
Virgin Islands Public Finance Auth. Rev., Series 2009 B, (Senior Lien), 5.00%, 10/1/17(1)	3,480,000	3,665,240
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $418,667,602)		429,069,756
OTHER ASSETS AND LIABILITIES(6)		(204,032)
TOTAL NET ASSETS — 100.0%		$428,865,724

FUTURES CONTRACTS

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
85	U.S. Long Bond	March 2010	$10,431,094	$(208,707)

California Long-Term Tax-Free – Schedule of Investments

NOVEMBER 30, 2009 (UNAUDITED)

Notes to Schedule of Investments
ABAG	-	Association of Bay Area Governments
AGC	-	Assured Guaranty Corporation
Ambac	-	Ambac Assurance Corporation
ARC	-	Auction Rate Certificate
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
FSA-CR	-	Financial Security Assurance, Inc. - Custodian Receipts
GO	-	General Obligation
LOC	-	Letter of Credit
M-S-R	-	Modesto, Stockton, Redding
NATL	-	National Public Finance Guarantee Corporation
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.
YCC	-	Yield Curve Certificate

(1)	Security, or a portion thereof, has been segregated for when-issued securities, and/or futures contracts. At the period end, the aggregate value of securities pledged was $16,121,000.
(2)	Escrowed to maturity in U.S. government securities or state and local government securities.
(3)	Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(4)	When-issued security.
(5)
Convertible capital appreciation bond. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity.  Interest reset or final maturity date is indicated, as applicable.  Rate shown is effective at the period end.

(6)	Category is less than 0.05% of total net assets.

California Long-Term Tax-Free – Schedule of Investments

NOVEMBER 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of November 30, 2009, the valuation inputs used to determine the fair value of the fund’s municipal securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively.

3. Federal Tax Information

As of November 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 419,173,969
Gross tax appreciation of investments	$ 21,202,882
Gross tax depreciation of investments	(11,307,095)
Net tax appreciation (depreciation) of investments	$ 9,895,787

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

California High-Yield Municipal Fund

November 30, 2009

California High-Yield Municipal – Schedule of Investments

NOVEMBER 30, 2009 (UNAUDITED)
Principal Amount	Value

MUNICIPAL SECURITIES — 98.9%
CALIFORNIA — 94.6%
ABAG Finance Auth. for Nonprofit Corps. Rev., (Sharp Healthcare), 6.25%, 8/1/39(1)	$ 1,800,000	$ 1,926,504
ABC Unified School District GO, Series 2000 B, 6.14%, 8/1/21 (NATL/FGIC)(1)(2)	1,000,000	524,030
Anaheim Public Financing Auth. Lease Rev., Series 1997 A, (Public Improvements), 6.00%, 9/1/24 (FSA)(1)	1,200,000	1,355,376
Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2004 D, 5.80%, 9/1/35	2,875,000	2,540,063
Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2005 B, 5.40%, 9/1/35	1,390,000	1,149,280
Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2005 C, 5.50%, 9/1/29	855,000	750,211
Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2005 C, 5.50%, 9/1/35	4,000,000	3,070,760
Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2006 A, (Improvement Area No. 19C), 5.35%, 9/1/36	2,700,000	2,013,390
Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2008 A, (Improvement Area No. 19C), 6.875%, 9/1/36	1,050,000	974,536
Berryessa Unified School District GO, Series 2000 A, 6.18%, 8/1/21 (FSA)(1)(2)	1,190,000	632,152
Berryessa Unified School District GO, Series 2000 A, 6.05%, 8/1/22 (FSA)(1)(2)	1,220,000	607,267
Berryessa Unified School District GO, Series 2000 A, 6.06%, 8/1/23 (FSA)(1)(2)	1,000,000	461,540
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/22(1)	4,500,000	4,822,155
California Department of Water Resources Water System Rev., Series 2008 AE, (Central Valley), 5.00%, 12/1/23(1)	2,500,000	2,730,100
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14 (NATL/FGIC)(1)	6,000,000	6,752,160
California Educational Facilities Auth. Rev., (Western University Health Sciences), 6.00%, 10/1/12, Prerefunded at 100% of Par(1)(3)	1,505,000	1,694,299
California Educational Facilities Auth. Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24(1)	1,400,000	1,580,208
California GO, 5.25%, 10/1/29(1)	5,000,000	4,926,950
California GO, 5.00%, 12/1/37(1)	5,000,000	4,430,550
California GO, 5.25%, 3/1/38(1)	6,000,000	5,543,580
California GO, 6.00%, 4/1/38(1)	5,000,000	5,103,350
California Health Facilities Financing Auth. Rev., Series 1989 A, (Kaiser Permanente), 7.15%, 10/1/12 (Ambac-TCRS)(1)(2)	4,000,000	3,786,880
California Health Facilities Financing Auth. Rev., Series 1998 B, (Adventist Health System West), VRDN, 0.20%, 12/1/09 (LOC: Bank of America N.A.)(1)	1,300,000	1,300,000
California Health Facilities Financing Auth. Rev., Series 2008 A, (Scripps Health), 5.50%, 10/1/20(1)	1,500,000	1,620,765
California Health Facilities Financing Auth. Rev., Series 2008 A, (Sutter Health), 5.50%, 8/15/16(1)	5,000,000	5,448,800
California Health Facilities Financing Auth. Rev., Series 2008 A3, (Stanford Hospital), VRDN, 3.45%, 6/15/11(1)	3,700,000	3,811,999
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/33(1)	1,000,000	1,119,640
California Health Facilities Financing Auth. Rev., Series 2008 G, (Catholic Healthcare West), 5.50%, 7/1/25(1)	2,000,000	2,056,360
California Health Facilities Financing Auth. Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39(1)	4,300,000	4,477,805
California Health Facilities Financing Auth. Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38(1)	3,000,000	3,126,660

California High-Yield Municipal – Schedule of Investments

NOVEMBER 30, 2009 (UNAUDITED)
Principal Amount	Value

California Mobilehome Park Financing Auth. Rev., Series 2000 B, (Union City Tropics), 7.30%, 8/15/10, Prerefunded at 102% of Par(3)	$ 4,410,000	$ 4,705,161
California Mobilehome Park Financing Auth. Rev., Series 2001 B, (Rancho Vallecitos - San Marcos), 6.75%, 11/15/36	1,905,000	1,804,626
California Mobilehome Park Financing Auth. Rev., Series 2003 B, (Palomar Estates E&W), 7.00%, 9/15/36(1)	6,345,000	6,164,992
California Mobilehome Park Financing Auth. Rev., Series 2006 B, (Union City Tropics), 5.50%, 12/15/41	2,000,000	1,554,340
California Municipal Finance Auth. Rev., (Biola University), 5.875%, 10/1/34	1,000,000	1,010,070
California Municipal Finance Auth. Rev., (Community Hospital of Central California), 5.50%, 2/1/39(1)	1,450,000	1,285,367
California Public Works Board Lease Rev., Series 1993 D, (Department of Corrections), 5.25%, 6/1/15 (FSA)(1)	2,000,000	2,259,060
California Public Works Board Lease Rev., Series 2009 G1, (Various Capital Projects), 5.75%, 10/1/30(1)	2,000,000	1,959,420
California State Department of Water Resources Power Supply Rev., Series 2002 B4, VRDN, 0.19%, 12/1/09 (LOC: Bayerische Landesbank)(1)	700,000	700,000
California State Department of Water Resources Power Supply Rev., Series 2005 F2, VRDN, 0.20%, 12/1/09 (LOC: JPMorgan Chase Bank N.A. and Societe Generale)(1)	2,400,000	2,400,000
California State Department of Water Resources Rev., Series 2009 AF, (Water System), 5.00%, 12/1/32(1)	1,000,000	1,026,990
California State University Fresno Association, Inc. Rev., (Auxiliary Organization Event Center), 7.00%, 7/1/12, Prerefunded at 101% of Par(1)(3)	2,455,000	2,853,667
California State University Rev., Series 2005 C, (Systemwide Financing Program), 5.00%, 11/1/30 (NATL)(1)	10,000,000	9,935,400
California State University Rev., Series 2009 A, (Systemwide Financing Program), 5.25%, 11/1/38(1)	3,000,000	2,934,360
California Statewide Communities Development Auth. COP, (Sonoma County Indian Health), 6.40%, 9/1/29(1)	2,290,000	2,292,336
California Statewide Communities Development Auth. Rev., (Drew School), 5.30%, 10/1/37	1,070,000	802,404
California Statewide Communities Development Auth. Rev., (John Muir Health), 5.125%, 7/1/39(1)	625,000	596,175
California Statewide Communities Development Auth. Rev., (Lancer Educational Student Housing), 5.625%, 6/1/33	2,500,000	1,913,925
California Statewide Communities Development Auth. Rev., (Southern California Presbyterian Homes), 7.25%, 11/15/41(1)	2,500,000	2,633,925
California Statewide Communities Development Auth. Rev., (Thomas Jefferson School of Law), 7.75%, 10/1/11, Prerefunded at 101% of Par(1)(3)	1,885,000	2,120,399
California Statewide Communities Development Auth. Rev., Series 2001 C, (Kaiser Permanente), VRN, 5.25%, 8/1/16(1)	4,000,000	3,893,720
California Statewide Communities Development Auth. Rev., Series 2006 A, (John Muir Health), 5.00%, 8/15/34(1)	2,000,000	1,873,280
California Statewide Communities Development Auth. Rev., Series 2007 A, (California Baptist University), 5.50%, 11/1/38	9,000,000	6,842,250
California Statewide Communities Development Auth. Rev., Series 2007 A, (Front Porch Communities and Services), 5.125%, 4/1/37(1)(4)	3,400,000	2,757,672
California Statewide Communities Development Auth. Rev., Series 2007 A, (Valleycare Health System), 5.125%, 7/15/31	2,000,000	1,611,640
California Statewide Communities Development Auth. Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/19	5,000,000	5,255,900
Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 90-2), 6.00%, 9/1/33	6,250,000	5,802,562
Carmel Unified School District GO, 5.50%, 8/1/25 (NATL)(1)	1,000,000	1,025,600
Carson Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Project Area No. 1), 7.00%, 10/1/36(1)	2,000,000	2,142,140

California High-Yield Municipal – Schedule of Investments

NOVEMBER 30, 2009 (UNAUDITED)
Principal Amount	Value

Chino Valley Unified School District COP, Series 2001 A, 5.375%, 9/1/20 (FSA)(1)	$ 1,700,000	$ 1,751,765
Chula Vista Community Facilities District No. 06-1 Area A Special Tax Rev., (Eastlake Woods), 6.20%, 9/1/33	3,600,000	3,452,976
Chula Vista Industrial Development Rev., Series 2004 D, (San Diego Gas), 5.875%, 1/1/34(1)	1,000,000	1,080,470
Chula Vista Industrial Development Rev., Series 2006 A, (San Diego Gas), VRDN, 0.30%, 12/2/09	4,100,000	4,100,000
Clovis Public Financing Auth. Lease Rev., (Corporate Yard), 5.375%, 3/1/20 (Ambac)(1)	1,780,000	1,868,573
Corcoran COP, 8.75%, 6/1/16	425,000	496,374
Corona Department of Water & Power COP, 5.00%, 9/1/35 (NATL)(1)	2,000,000	1,940,660
Duarte Unified School District GO, Series 1999 B, 6.08%, 11/1/23 (FSA)(1)(2)	1,150,000	522,755
Duarte Unified School District GO, Series 2006 E, (Election of 1998), 5.07%, 11/1/28 (FSA)(1)(2)	2,355,000	736,668
Eastern Municipal Water District Water & Sewer COP, Series 2008 H, 5.00%, 7/1/33(1)	4,500,000	4,527,900
El Dorado County Community Facilities District No. 2001-1 Special Tax Rev., (Promontory Specific), 6.30%, 9/1/31	2,500,000	2,082,650
El Dorado County Community Facilities District No. 2005-1 Special Tax Rev., 5.25%, 9/1/35	3,400,000	2,414,136
Folsom Community Facilities District No. 7 Special Tax Rev., 5.75%, 9/1/14	2,450,000	2,463,916
Folsom Community Facilities District No. 10 Special Tax Rev., 7.00%, 9/1/24	2,610,000	2,613,419
Folsom Community Facilities District No. 14 Special Tax Rev., 6.30%, 9/1/11, Prerefunded at 102% of Par(3)	6,500,000	7,229,365
Foothill-De Anza Community College District GO, 6.16%, 8/1/21 (NATL)(1)(2)	3,000,000	1,753,530
Fullerton Community Facilities District No. 1 Special Tax Rev., (Amerige Heights), 6.20%, 9/1/32	3,000,000	2,872,890
Fullerton Unified School District Special Tax Rev., (Community Facilities District No. 2001-1), 6.375%, 9/1/31	5,000,000	4,921,400
Glendale Unified School District GO, Series 1999 C, 6.00%, 9/1/22 (FSA)(1)	2,630,000	2,685,809
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.75%, 6/1/47(1)	7,500,000	5,421,600
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, (Asset-Backed Senior Current Interest Turbo Term), 5.125%, 6/1/47(1)	8,500,000	5,523,300
Hawaiian Gardens COP, Series 2000 A, 8.00%, 6/1/10, Prerefunded at 102% of Par(3)	2,965,000	3,126,741
Hawaiian Gardens Redevelopment Agency Tax Allocation Rev., Series 2006 B, (Redevelopment Project No. 1), 5.40%, 12/1/25	1,115,000	1,115,156
Hemet Unified School District Special Tax Rev., (Community Facilities District No. 2005-2), 5.25%, 9/1/30	2,670,000	2,195,087
Hemet Unified School District Special Tax Rev., (Community Facilities District No. 2005-2), 5.25%, 9/1/35	1,510,000	1,189,034
Hesperia Public Financing Auth. Tax Allocation Rev., Series 2007 A, (Redevelopment and Housing), 5.50%, 9/1/32 (XLCA)(1)	3,000,000	2,704,920
Hesperia Public Financing Auth. Tax Allocation Rev., Series 2007 A, (Redevelopment and Housing), 5.50%, 9/1/37 (XLCA)(1)	2,025,000	1,747,514
Highland Community Facilities District No. 2001-1 Special Tax Rev., 6.45%, 9/1/28	2,000,000	1,965,620
Hillsborough School District GO, Series 2006 B, (Election of 2002), 4.84%, 9/1/28(1)(2)	3,345,000	1,275,014
Imperial Irrigation District COP, (Water System), 5.50%, 7/1/29 (Ambac)(1)	5,000,000	5,086,700
Imperial Irrigation District Rev., 5.00%, 11/1/33(1)	2,185,000	2,122,575
Independent Cities Lease Finance Auth. Rev., Series 2004 A, (Morgan Hill - Hacienda Valley Mobile Estates), 5.90%, 11/15/34	2,235,000	2,019,568
Independent Cities Lease Finance Auth. Rev., Series 2006 B, (San Juan Mobile Estates), 5.55%, 5/15/31	500,000	423,005

California High-Yield Municipal – Schedule of Investments

NOVEMBER 30, 2009 (UNAUDITED)
Principal Amount	Value

Independent Cities Lease Finance Auth. Rev., Series 2006 B, (San Juan Mobile Estates), 5.85%, 5/15/41	$ 1,150,000	$ 968,783
Independent Cities Lease Finance Auth. Rev., Series 2007 A, (Santa Rosa Leisure Mobilehome Park), 5.70%, 11/15/47	3,430,000	2,979,229
Jurupa Special Tax Rev., Series 2008 A, (Community Facilities District No. 25), 8.875%, 9/1/38	2,000,000	2,130,220
Laguna Salada Union School District GO, Series 2000 C, 6.12%, 8/1/29 (NATL/FGIC)(1)(2)	1,000,000	290,740
Lake Elsinore Community Facilities District No. 2004-3 Special Tax Rev., Series 2005 A, (Rosetta Canyon Improvement Area No. 1), 5.25%, 9/1/35	1,225,000	976,803
Lake Elsinore Community Facilities District No. 2004-3 Special Tax Rev., Series 2006 A, (Rosetta Canyon Improvement Area No. 2), 5.25%, 9/1/37	5,000,000	3,680,050
Lake Elsinore Community Facilities District No. 2005-1 Special Tax Rev., Series 2006 A, (Serenity), 5.35%, 9/1/36	1,100,000	875,963
Lake Elsinore Community Facilities District No. 2005-2 Special Tax Rev., Series 2005 A, (Alverhill Ranch Improvement Area A), 5.45%, 9/1/36	5,000,000	3,690,100
Lake Elsinore Community Facilities District No. 2006-2 Special Tax Rev., Series 2006 A, (Viscaya), 5.40%, 9/1/36	2,020,000	1,533,422
Lake Elsinore Unified School District Special Tax Rev., (Community Facilities District No. 2005-1, Improvement Area A), 5.40%, 9/1/35	2,245,000	1,832,998
Lincoln Community Facilities District No. 2003-1 Special Tax Rev., (Lincoln Crossing), 6.00%, 9/1/13, Prerefunded at 102% of Par(3)	1,775,000	2,117,291
Los Angeles Community College District GO, Series 2008 F1, (Election of 2003), 5.00%, 8/1/27(1)	2,000,000	2,090,000
Los Angeles Community Facilities District No. 3 Special Tax Rev., (Cascades Business Park & Golf Course), 6.40%, 9/1/22	1,310,000	1,280,866
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.25%, 5/15/25(1)	2,000,000	2,094,480
Los Angeles Unified School District GO, Series 2009 D, 5.00%, 1/1/34(1)	2,500,000	2,458,625
Manteca Unified School District GO, (Election of 2004), 4.92%, 8/1/30 (NATL)(1)(2)	5,455,000	1,347,658
Metropolitan Water District of Southern California Rev., Series 2009 A, 5.00%, 1/1/39(1)	5,000,000	5,141,350
Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35(1)	1,150,000	1,187,536
Milpitas Improvement Bond Act of 1915 Special Assessment Rev., Series 1996 A, (Local Improvement District No. 18), 6.75%, 9/2/16	1,480,000	1,483,064
Modesto Irrigation District COP, Series 2009 A, (Capital Improvements), 6.00%, 10/1/39(1)	3,000,000	3,294,870
Montebello Community Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Montebello Hills Redevelopment), 8.10%, 3/1/27(1)	2,000,000	2,241,780
Moreno Valley Unified School District Special Tax Rev., (Community Facilities District No. 2002-1), 6.20%, 9/1/32	4,000,000	3,676,080
Murrieta Community Facilities District No. 2000-2 Special Tax Rev., Series 2004 A, (The Oaks Improvement Area), 6.00%, 9/1/34	1,920,000	1,659,245
Murrieta Improvement Bond Act of 1915 Special Tax Rev., (Community Facilities District No. 2000-1), 6.375%, 9/1/30	4,100,000	3,746,088
Oakland Unified School District Alameda County GO, Series 2009 A, (Election of 2006), 6.125%, 8/1/29(1)	2,500,000	2,629,150
Oceanside Community Development Commission Tax Allocation Rev., (Downtown Redevelopment), 5.70%, 9/1/25(1)	3,500,000	3,472,000
Oceanside Community Facilities District No. 2001-1 Special Tax Rev., Series 2002 A, (Morrow Hills Development), 6.20%, 9/1/32	2,650,000	2,407,286
Oxnard School District GO, Series 2001 A, 5.75%, 8/1/30 (NATL)(1)	3,000,000	3,220,860
Palmdale Water District COP, 5.00%, 10/1/34 (NATL/FGIC)(1)	3,450,000	3,169,549
Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	4,250,000	4,159,943

California High-Yield Municipal – Schedule of Investments

NOVEMBER 30, 2009 (UNAUDITED)
Principal Amount	Value

Palomar Pomerado Health Care District COP, (Indian Health Council, Inc.), 6.25%, 10/1/29(1)	$ 2,410,000	$ 2,348,328
Palomar Pomerado Health GO, Series 2009 A, (Election of 2004), 0.00%, 8/1/19 (AGC)(1)(5)	1,670,000	1,048,994
Perris Community Facilities District No. 2004-3 Special Tax Rev., Series 2005 A, (Improvement Area No. 2), 5.30%, 9/1/35	1,365,000	1,020,092
Perris Public Financing Auth. Special Tax Rev., Series 2003 A, 6.25%, 9/1/33	2,955,000	2,322,866
Perris Public Financing Auth. Special Tax Rev., Series 2004 A, 6.125%, 9/1/34	2,995,000	2,557,970
Perris Public Financing Auth. Special Tax Rev., Series 2008 A, (Community Facilities District No. 2005-4), 6.60%, 9/1/38	2,210,000	1,969,309
Perris Public Financing Auth. Tax Allocation Rev., 5.35%, 10/1/36	975,000	781,150
Perris Union High School District GO, Series 2000 A, 6.40%, 9/1/24 (NATL/FGIC)(1)(2)	1,000,000	420,640
Perris Union High School District GO, Series 2000 A, 6.40%, 3/1/25 (NATL/FGIC)(1)(2)	1,000,000	389,400
Pittsburg Redevelopment Agency Tax Allocation Rev., (Los Medanos Community Development), 6.20%, 8/1/25 (Ambac)(1)(2)	2,900,000	920,402
Placer Union High School District GO, Series 2000 A, (Election of 1999), 6.20%, 8/1/16 (NATL/FGIC)(1)(2)	2,640,000	2,038,054
Placer Union High School District GO, Series 2000 A, (Election of 1999), 6.28%, 8/1/18 (NATL/FGIC)(1)(2)	1,600,000	1,078,400
Placer Union High School District GO, Series 2000 A, (Election of 1999), 6.35%, 8/1/21 (NATL/FGIC)(1)(2)	2,925,000	1,553,818
Placer Union High School District GO, Series 2000 A, (Election of 1999), 6.37%, 8/1/22 (NATL/FGIC)(1)(2)	2,100,000	1,045,296
Placer Union High School District GO, Series 2000 A, (Election of 1999), 6.39%, 8/1/23 (NATL/FGIC)(1)(2)	3,525,000	1,626,928
Placer Union High School District GO, Series 2000 A, (Election of 1999), 2.11%, 8/1/24 (NATL/FGIC)(1)(2)	1,000,000	430,050
Pleasant Valley School District-Ventura County GO, Series 2002 A, 5.85%, 8/1/31 (NATL)(1)	4,835,000	5,233,694
Poway Unified School District Public Financing Auth. Rev., 7.875%, 9/15/39	4,000,000	4,268,680
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Rev., (Sunridge Anatolia), 5.375%, 9/1/37	3,000,000	2,400,270
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Rev., (Sunridge Anatolia), 5.50%, 9/1/37	2,000,000	1,632,600
Rancho Cordova Community Facilities District No. 2004-1 Special Tax Rev., (Sunridge Park Area), 6.125%, 9/1/37	10,000,000	8,165,600
Redding California Electric System Rev., COP, Series 2008 A, 5.00%, 6/1/30 (FSA)(1)	2,500,000	2,538,050
Rialto Community Facilities District No. 2006-1 Special Tax Rev., Series 2006-1, (Elm Park), 5.35%, 9/1/36	1,260,000	939,582
Riverside County COP, 5.75%, 11/1/31 (NATL)(1)	2,365,000	2,502,572
Riverside County Improvement Bond Act of 1915 Special Assessment Rev., (District No. 168-Rivercrest), 6.70%, 9/2/26	1,875,000	1,789,575
Riverside Unified School District Special Tax Rev., (Community Facilities District No. 13, Improvement Area 1), 5.375%, 9/1/34	2,000,000	1,608,120
Riverside Unified School District Special Tax Rev., Series 2000 A, (Community Facilities District No. 7), 7.00%, 9/1/10, Prerefunded at 102% of Par(3)	4,765,000	5,096,692
Riverside Unified School District Special Tax Rev., Series 2005 A, (Community Facilities District No. 15, Improvement Area 2), 5.25%, 9/1/30	1,000,000	826,920
Rohnert Park Finance Auth. Rev., Series 2001 A, (Las Casitas de Sonoma), 6.40%, 4/15/36	4,315,000	4,175,021
Romoland School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area 1), 5.40%, 9/1/36	5,000,000	3,795,600
Roseville Community Facilities District No. 1 Special Tax Rev., (The Fountains), 6.125%, 9/1/38	2,600,000	2,262,234

California High-Yield Municipal – Schedule of Investments

NOVEMBER 30, 2009 (UNAUDITED)
Principal Amount	Value

Sacramento Airport System Rev., Series 2009 D, (PFC/Grant Revenue Bonds), 6.00%, 7/1/35(1)	$ 4,000,000	$ 4,284,920
Sacramento County Community Facilities District No. 1 Special Tax Rev., (Elliot Ranch), 6.30%, 9/1/21	1,500,000	1,500,660
Sacramento Municipal Utilities District Electric Rev., Series 1997 K, 5.25%, 7/1/24 (Ambac)(1)	4,000,000	4,434,120
Sacramento Special Tax Rev., (North Natomas Community Facilities District No. 1), 6.30%, 9/1/26	4,000,000	3,805,120
San Buenaventura City COP, (Wastewater Revenue), 5.00%, 3/1/29 (NATL)(1)	1,975,000	2,012,703
San Diego Redevelopment Agency Tax Allocation Rev., Series 2009 A, (North Park Redevelopment Project), 7.00%, 11/1/39(1)	3,000,000	3,139,890
San Francisco City and County Airports Commission Rev., Series 2008 34D, (San Francisco International Airport), 5.25%, 5/1/26(1)	3,000,000	3,124,110
San Francisco City and County Redevelopment Agency Lease Rev., (George R. Moscone), 7.05%, 7/1/13(1)(2)	1,250,000	1,129,775
San Francisco City and County Redevelopment Financing Auth. Tax Allocation Rev., Series 2009 D, (Mission Bay South Redevelopment), 6.625%, 8/1/39(1)	2,000,000	2,068,840
San Marcos Public Facilities Auth. Special Tax Rev., Series 2004 A, 5.45%, 9/1/24	2,790,000	2,518,338
Santa Barbara County Water Rev. COP, 5.50%, 9/1/22 (Ambac)(1)	3,005,000	3,102,452
Santa Cruz County Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Live Oak/Soquel Community Improvement), 7.00%, 9/1/36(1)	3,000,000	3,186,840
Shasta Lake Public Finance Auth. Rev., (Electrical Enterprise), 6.25%, 4/1/13, Prerefunded at 102% of Par(1)(3)	7,755,000	9,250,242
Soledad Improvement Bond Act of 1915 District No. 2002-01 Special Assessment Rev., (Diamond Ridge), 6.75%, 9/2/33	2,160,000	2,015,086
Southern California Public Power Auth. Rev., (Multi-Projects), 6.75%, 7/1/10 (FSA-CR)(1)	500,000	518,295
Southern California Public Power Auth. Rev., (Transmission), 6.35%, 7/1/14 (NATL-IBC)(1)(2)	2,400,000	2,097,432
Southern California Public Power Auth. Rev., (Transmission), 6.35%, 7/1/15 (NATL-IBC)(1)(2)	1,250,000	1,038,325
Southern California Public Power Auth. Rev., Series 2008 A, (Transmission), 5.00%, 7/1/22(1)	5,750,000	6,149,107
Stockton Community Facilities District Special Tax Rev., (Spanos Park West No. 2001-1), 6.375%, 9/1/12, Prerefunded at 102% of Par(1)(3)	4,195,000	4,890,279
Sunnyvale Community Facilities District No. 1 Special Tax Rev., 7.75%, 8/1/32	6,500,000	6,450,925
Tahoe-Truckee Unified School District GO, Series 1999 A, (Improvement District No. 2), 6.19%, 8/1/22 (NATL/FGIC)(1)(2)	2,690,000	1,320,951
Tahoe-Truckee Unified School District GO, Series 1999 A, (Improvement District No. 2), 6.19%, 8/1/23 (NATL/FGIC)(1)(2)	2,220,000	1,007,081
Tracy Community Facilities District No. 2006-1 Special Tax Rev., (NEI Phase II), 5.75%, 9/1/36	3,105,000	2,416,684
Tuolumne Wind Project Auth. Rev., Series 2009 A, 5.875%, 1/1/29(1)	2,000,000	2,170,540
Turlock Health Facility COP, Series 2007 B, (Emanuel Medical Center, Inc.), 5.50%, 10/15/37(1)	2,000,000	1,603,400
Tustin Community Facilities District No. 06-1 Special Tax Rev., Series 2007 A, (Tustin Legacy/Columbus Villages), 6.00%, 9/1/36	5,000,000	4,470,100
Tustin Community Facilities District No. 07-1 Special Tax Rev., (Tustin Legacy/Retail Center), 6.00%, 9/1/37	1,300,000	1,196,520
University of California Rev., Series 2009 O, 5.25%, 5/15/39(1)	1,300,000	1,362,660
Val Verde Unified School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area A), 5.40%, 9/1/30	2,500,000	2,148,700
Val Verde Unified School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area A), 5.45%, 9/1/36	2,600,000	2,157,636
Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/33(1)	1,600,000	1,653,328

California High-Yield Municipal – Schedule of Investments

NOVEMBER 30, 2009 (UNAUDITED)
Principal Amount	Value

Vernon Electric System Rev., Series 2009 A, 5.125%, 8/1/21(1)	$ 8,000,000	$ 8,351,680
West Sacramento Community Facilities District No. 20 Special Tax Rev., 5.30%, 9/1/35	1,740,000	1,322,661
Westlands Water District COP, Series 2005 A, 5.00%, 9/1/25 (NATL)(1)	2,080,000	2,122,182
Yosemite Community College District GO, 4.97%, 8/1/20 (FSA)(1)(2)	6,020,000	3,714,521
Yosemite Community College District GO, (Election of 2004), 4.33%, 8/1/16 (FSA)(1)(2)	3,545,000	2,798,317
Yuba City Redevelopment Agency Tax Allocation Rev., 5.70%, 9/1/24	2,270,000	1,892,090
Yuba City Redevelopment Agency Tax Allocation Rev., 6.00%, 9/1/31	2,000,000	1,620,200
Yuba City Unified School District GO, 6.05%, 9/1/24 (NATL/FGIC)(1)(2)	2,895,000	1,148,331
Yuba City Unified School District GO, 6.05%, 3/1/25 (NATL/FGIC)(1)(2)	1,500,000	561,255
		500,305,073
GUAM — 0.6%
Guam Government GO, Series 2009 A, 7.00%, 11/15/39(1)	3,300,000	3,397,515
PUERTO RICO — 3.1%
Puerto Rico Electric Power Auth. Rev., Series 2007 UU, VRN, 0.89%, 1/4/10, resets quarterly at 67% of the 3-month LIBOR plus 0.70% with no caps(1)	7,800,000	5,485,350
Puerto Rico GO, Series 2006 A, (Public Improvement), 5.25%, 7/1/30(1)	1,145,000	1,094,986
Puerto Rico GO, Series 2008 A, 6.00%, 7/1/38(1)	1,400,000	1,410,178
Puerto Rico GO, Series 2009 B, (Public Improvement), 6.00%, 7/1/39(1)	2,000,000	2,015,820
Puerto Rico Sales Tax Financing Corp. Rev., Series 2007 A, VRN, 1.12%, 2/1/10, resets quarterly at 67% of the 3-month LIBOR plus 0.93% with no caps(1)	10,000,000	6,395,000
		16,401,334
U.S. VIRGIN ISLANDS — 0.6%
Virgin Islands Public Finance Auth. Rev., Series 2009 A, (Diageo Matching Fund Bonds), 6.75%, 10/1/37	2,000,000	2,102,580
Virgin Islands Public Finance Auth. Rev., Series 2009 A1, (Senior Lien/Capital Projects), 5.00%, 10/1/29(1)	1,000,000	964,570
		3,067,150
TOTAL INVESTMENT SECURITIES — 98.9%
(Cost $544,537,377)		523,171,072
OTHER ASSETS AND LIABILITIES — 1.1%		5,944,370
TOTAL NET ASSETS — 100.0%		$529,115,442

FUTURES CONTRACTS

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
110	U.S. Long Bond	March 2010	$13,499,063	$(270,091)

California High-Yield Municipal – Schedule of Investments

NOVEMBER 30, 2009 (UNAUDITED)

Notes to Schedule of Investments
ABAG	-	Association of Bay Area Governments
AGC	-	Assured Guaranty Corporation
Ambac	-	Ambac Assurance Corporation
Ambac-TCRS	-	Ambac Assurance Corporation - Transferrable Custodial Receipts
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
FSA-CR	-	Financial Security Assurance, Inc. - Custodian Receipts
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
NATL-IBC	-	National Public Finance Guarantee Corporation - Insured Bond Certificates
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets the less risk the investor is taking that the coupon will vary significantly from current market rates.

VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)	Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $13,500,000.
(2)	Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(3)	Escrowed to maturity in U.S. government securities or state and local government securities.
(4)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $2,757,672, which represented 0.5% of total net assets.

(5)
Convertible capital appreciation bond. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity.  Interest reset or final maturity date is indicated, as applicable.  Rate shown is effective at the period end.

California High-Yield Municipal – Schedule of Investments

NOVEMBER 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of November 30, 2009, the valuation inputs used to determine the fair value of the fund’s municipal securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively.

3. Federal Tax Information

As of November 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 544,537,377
Gross tax appreciation of investments	$ 16,611,572
Gross tax depreciation of investments	(37,977,877)
Net tax appreciation (depreciation) of investments	$ (21,366,305)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century California Tax-Free and Municipal Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	January 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	January 28, 2010

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	January 28, 2010